UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07840

Schroder Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Series Trust P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2013

Date of reporting period:	July 31, 2013

Item 1.  Schedule of Investments

Schroder U.S. Small and Mid Cap Opportunities Fund

Schedule of Investments

July 31, 2013 (unaudited)

Shares		Value $

	COMMON STOCK — 93.8%
	Auto & Transportation — 1.5%
1,893	Kansas City Southern	203,971
14,500	Ryder System	896,680
		1,100,651
	Consumer Discretionary — 23.4%
4,100	Asbury Automotive Group (1)	200,244
3,300	Autoliv	269,841
13,000	Bally Technologies (1)	931,840
6,300	Brinker International	252,945
21,600	BRP (1)	580,851
6,000	Brunswick	226,500
13,458	Children’s Place (1)	727,270
10,200	Domino’s Pizza	638,316
9,900	Elizabeth Arden (1)	406,494
15,700	Fortune Brands Home & Security	648,567
11,000	Fossil Group (1)	1,208,900
15,300	Gannett	394,128
11,600	Hanesbrands	736,136
14,300	Harman International Industries	865,579
21,200	Hillenbrand	525,548
18,648	Jack in the Box (1)	747,598
36,200	KAR Auction Services	920,928
1,524	Liberty Media - Liberty Capital (1)	219,044
27,900	LKQ (1)	727,353
25,900	Republic Services Class A	878,269
22,112	Ross Stores	1,491,897
18,500	Sally Beauty Holdings (1)	564,435
16,600	SHFL Entertainment (1)	377,650
7,400	Six Flags Entertainment	272,246
8,000	Snap-on	758,800
15,400	Sotheby’s	693,000
16,500	VeriSign (1)	789,360
16,376	Waste Connections	708,426
		17,762,165
	Consumer Staples — 1.8%
9,000	Casey’s General Stores	596,070
23,926	WhiteWave Foods Class A (1)	447,177
18,250	WhiteWave Foods Class B (1)	337,260
		1,380,507
	Financial Services — 17.1%
3,189	Affiliated Managers Group (1)	575,136
42,071	Apartment Investment & Management REIT Class A	1,236,046
14,100	Commerce Bancshares	643,383
6,000	Cullen/Frost Bankers	432,240
51,953	DCT Industrial Trust REIT	390,167
15,489	Douglas Emmett REIT	387,380
2,300	Erie Indemnity Class A	184,851
42,900	First Horizon National	528,957
5,000	First Republic Bank	215,950
11,000	Genpact	224,290
19,595	HCC Insurance Holdings	872,565
3,343	Health Care REIT	215,590
122,800	Huntington Bancshares	1,049,940
9,928	PartnerRe	888,953
26,621	PennyMac Mortgage Investment Trust REIT	587,792
13,400	Raymond James Financial	590,538
9,000	Reinsurance Group of America Class A	612,810
16,900	Susquehanna Bancshares	224,770
7,200	Torchmark	511,776
22,900	Unum Group	724,556
35,354	Vantiv Class A (1)	922,386
12,426	Willis Group Holdings	531,833
5,100	WR Berkley	216,087
7,000	Zions Bancorporation	207,480
		12,975,476
	Healthcare — 10.9%
27,300	CareFusion (1)	1,052,961
1,800	DaVita (1)	209,538
10,300	DENTSPLY International	441,664
5,969	Henry Schein (1)	619,761
7,539	Life Technologies (1)	562,410
10,200	LifePoint Hospitals (1)	501,432
8,600	Masimo	200,294
3,100	Onyx Pharmaceuticals (1)	407,030
19,500	Parexel International (1)	964,275
10,418	Quintiles Transnational Holdings (1)	467,247
12,200	Salix Pharmaceuticals (1)	901,580
10,700	Sirona Dental Systems (1)	755,420
14,217	Universal Health Services Class B	994,479
7,200	Wright Medical Group (1)	197,424
		8,275,515
	Materials & Processing — 9.9%
6,953	Airgas	717,619
7,900	Armstrong World Industries (1)	395,632
33,100	Berry Plastics Group (1)	763,286
9,500	Cabot Microelectronics (1)	351,310
4,200	CLARCOR	230,916
14,200	Crown Holdings (1)	622,386
21,800	Hexcel (1)	767,578
4,000	Martin Marietta Materials	398,400
18,700	MRC Global (1)	501,534
11,700	Reliance Steel & Aluminum	821,340
57,400	Sealed Air	1,563,576
34,870	Yamana Gold	366,135
		7,499,712

Shares		Value $

	Other Energy — 3.9%
5,100	Concho Resources (1)	457,419
60,300	Denbury Resources (1)	1,055,250
16,700	Energen	1,000,163
4,243	Oil States International (1)	412,547
		2,925,379
	Producer Durables — 9.4%
5,000	AGCO	281,250
13,600	Alaska Air Group	831,912
16,200	Applied Industrial Technologies	844,992
6,400	Carlisle	433,536
5,200	Dover	445,328
15,291	IDEX	912,108
7,500	Kennametal	325,050
7,800	Regal-Beloit	504,504
20,400	Rollins	520,200
11,100	Spirit Airlines (1)	366,855
10,300	Towers Watson Class A	867,569
8,351	Verisk Analytics Class A (1)	537,471
10,600	Xylem	264,258
		7,135,033
	Technology — 12.5%
22,823	Amdocs	878,001
18,857	Arrow Electronics (1)	860,822
61,700	Atmel (1)	487,430
22,500	Avnet (1)	847,575
17,700	CDW (1)	380,550
7,300	Gartner (1)	438,073
65,500	Integrated Device Technology (1)	590,155
35,200	JDS Uniphase (1)	516,384
18,200	Linear Technology	738,192
11,400	Microchip Technology	453,036
15,600	MICROS Systems (1)	760,188
7,489	Molex	223,397
38,700	PTC (1)	1,047,996
6,800	SBA Communications Class A (1)	503,812
19,794	Synopsys (1)	733,169
		9,458,780
	Utilities — 3.4%
19,900	Cleco	965,349
14,900	Laclede Group	683,314
18,600	Portland General Electric	589,620
14,400	Questar	343,584
		2,581,867
	TOTAL COMMON STOCK (Cost $53,912,345)	71,095,085
	TOTAL INVESTMENTS — 93.8% (Cost $53,912,345)*	71,095,085
	OTHER ASSETS LESS LIABILITIES — 6.2%	4,698,139
	NET ASSETS — 100%	$75,793,224

(1) Denotes non-income producing security.

REIT — Real Estate Investment Trust

* At July 31, 2013, the tax basis cost of the Fund’s investments was $53,912,345, and the unrealized appreciation and depreciation were $17,285,542 and $(102,802), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Market Equity Fund

Schedule of Investments

July 31, 2013 (unaudited)

Shares		Value $

	COMMON STOCK — 95.6%
	Brazil — 6.5%
250,281	Banco Bradesco ADR	3,058,434
571,800	BR Malls Participacoes	5,057,937
581,929	BR Properties	4,828,683
87,592	BRF	1,868,291
285,123	BRF ADR	6,110,186
868,756	Cia de Concessoes Rodoviarias	6,869,774
64,273	Cia Hering	862,664
89,300	Cielo	2,201,430
193,700	Gerdau ADR	1,228,058
332,605	Iochpe-Maxion	3,690,022
124,100	Lojas Renner	3,286,160
38,578	Petroleo Brasileiro ADR	526,204
167,696	Petroleo Brasileiro ADR Class A	2,404,761
350,419	Raia Drogasil	2,941,470
314,100	Ultrapar Participacoes	7,407,272
33,400	Ultrapar Participacoes ADR	785,568
464,700	Vale ADR Class B	6,375,684
		59,502,598
	China — 15.3%
1,368,000	AAC Technologies Holdings	6,367,631
75,512	Baidu ADR (1)	9,990,993
5,652,000	Brilliance China Automotive Holdings (1)	6,755,640
32,760,320	China Construction Bank Class H	24,457,457
3,713,600	China Pacific Insurance Group Class H	12,425,592
22,825,600	China Petroleum & Chemical Class H	16,981,757
930,500	Hengan International Group	10,222,110
18,562,565	Industrial & Commercial Bank of China Class H	12,206,545
144,400	Mindray Medical International ADR	5,913,180
589,700	Tencent Holdings	26,749,247
250,000	Tsingtao Brewery Class H	1,909,910
1,122,200	Weichai Power Class H	3,718,673
1,105,000	Zhuzhou CSR Times Electric Class H	2,927,916
		140,626,651
	Colombia — 0.4%
227,800	Almacenes Exito	3,743,867

	Czech Republic — 0.2%
11,039	Komercni Banka	2,150,677

	Egypt — 0.3%
486,401	Commercial International Bank	2,435,514

	Hong Kong — 6.0%
2,704,200	AIA Group	12,813,883
1,259,000	China Mobile	13,392,581
3,750,000	China Overseas Land & Investment	10,806,707
646,000	China Resources Power Holdings	1,504,301
7,338,000	CNOOC	13,246,171
2,504,000	Dah Chong Hong Holdings	1,895,209
622,000	Hang Lung Properties	2,017,033
		55,675,885
	Hungary — 1.1%
366,439	OTP Bank	7,377,484
199,050	Richter Gedeon Nyrt	3,060,883
		10,438,367
	India — 4.5%
389,385	HDFC Bank	3,904,736
226,600	HDFC Bank ADR	7,455,140
87,060	ICICI Bank	1,301,569
50,828	ICICI Bank ADR	1,666,142
568,143	ITC	3,192,738
538,170	Lupin	7,710,333
264,826	Reliance Industries	3,798,068
197,974	Tata Consultancy Services	5,911,057
379,923	Tata Motors	1,815,108
182,953	Tata Motors ADR	4,398,190
		41,153,081
	Indonesia — 0.7%
7,280,000	Bank Mandiri	6,304,257

	Malaysia — 3.8%
3,939,900	Axiata Group	8,246,585
3,444,800	CIMB Group Holdings	8,357,144
1,842,200	Genting	5,582,252
1,285,400	Public Bank	6,839,089
1,985,300	Sime Darby	5,801,678
		34,826,748
	Mexico — 5.5%
3,053,267	Alfa Class A	7,780,927
495,232	America Movil, Series L ADR	10,389,967
1,467,300	Fibra Uno Administracion REIT	4,686,997
134,200	Fomento Economico Mexicano ADR	13,351,558
1,331,843	Grupo Financiero Banorte Class O	8,401,213

Shares		Value $

1,277,141	Mexichem	5,939,377
		50,550,039
	Philippines — 1.0%
76,710	Ayala	1,065,957
7,342,700	Ayala Land	5,089,000
155,375	SM Investments	3,398,716
		9,553,673
	Poland — 1.7%
562,207	Cyfrowy Polsat (1)	3,729,050
134,034	Jeronimo Martins SGPS	2,647,942
484,381	Powszechna Kasa Oszczednosci Bank Polski	5,637,624
22,884	Powszechny Zaklad Ubezpieczen	3,247,663
		15,262,279
	Russia — 8.3%
1,065,541	Gazprom ADR	8,279,254
386,116	LUKOIL ADR	22,958,457
116,252	Magnit GDR	6,696,115
160,018	Mail.ru Group GDR	5,112,575
415,800	Mobile Telesystems ADR	8,103,942
31,300	NovaTek GDR	3,640,190
1,494,484	Sberbank Savings Bank of the Russian Federation ADR	17,321,070
127,698	Yandex Class A (1)	4,150,185
		76,261,788
	South Africa — 2.3%
250,235	ABSA Group (1)	3,625,878
124,681	Naspers Class N	10,437,792
101,885	Sasol	4,694,115
122,855	Shoprite Holdings	2,077,906
		20,835,691
	South Korea — 18.1%
225,370	Cheil Worldwide	5,165,701
269,600	DGB Financial Group	4,043,670
235,700	Hana Financial Group	7,552,974
108,650	Hankook Tire	5,822,133
71,626	Hyundai Department Store	10,296,725
146,946	Hyundai Engineering & Construction	7,743,465
123,343	Hyundai Motor	25,526,623
60,650	LG Chem	15,224,247
21,695	LG Household & Health Care	11,432,396
42,683	Samsung Electronics	48,631,851
11,286	Samsung Fire & Marine Insurance	2,411,055
174,340	Shinhan Financial Group	6,362,632
371,140	SK Hynix (1)	8,985,920
52,305	SK Innovation	7,076,894
		166,276,286
	Taiwan — 11.3%
371,011	Asustek Computer	3,241,621
6,935,000	Cathay Financial Holding	10,083,404
14,212,000	CTBC Financial Holding	9,384,143
1,991,480	Formosa Plastics	5,007,506
4,897,074	Hon Hai Precision Industry (1)	12,705,463
886,000	MediaTek	10,636,787
3,933,000	Mega Financial Holding	3,285,534
1,759,000	Nan Ya Plastics	3,695,563
949,660	Radiant Opto-Electronics	2,980,108
2,264,337	Taiwan Cement	2,767,510
1,760,000	Taiwan Mobile	6,397,546
8,211,139	Taiwan Semiconductor Manufacturing	28,067,355
2,780,000	Uni-President Enterprises	5,673,753
		103,926,293
	Thailand — 5.4%
1,040,000	Advanced Info Service	9,469,649
1,503,000	Bangkok Bank	10,036,006
1,146,000	Kasikornbank	6,846,709
1,341,200	Kasikornbank NVDR	7,820,096
885,500	PTT	9,374,808
9,600	PTT NVDR	90,946
3,012,500	PTT Global Chemical	6,352,236
		49,990,450
	Turkey — 3.2%
898,921	Haci Omer Sabanci Holding	4,485,434
1,084,837	Turk Hava Yollari	4,572,572
1,176,727	Turkcell Iletisim Hizmetleri (1)	6,868,470
737,497	Turkiye Garanti Bankasi	2,887,589
976,668	Turkiye Halk Bankasi	7,340,334
1,435,435	Turkiye Vakiflar Bankasi Tao Class D	3,136,388
		29,290,787
	TOTAL COMMON STOCK (Cost $849,559,145)	878,804,931

	PREFERRED STOCK — 3.1%
	Brazil — 3.1%
299,286	Cia de Bebidas das Americas ADR	11,307,025
1,098,416	Itau Unibanco Holding ADR	14,004,804
238,600	Vale ADR Class B	2,937,166
	TOTAL PREFERRED STOCK (Cost $33,603,477)	28,248,995

Shares		Value $

	WARRANTS (1) — 0.5%
	Russia — 0.5%
12,770	Magnit
	Expires 08/14/15	3,099,024
244,863	Mobile Telesystems
	Expires 05/25/16	2,022,568
	TOTAL WARRANTS (Cost $5,176,890)	5,121,592

	RIGHTS (1) — 0.0%
	Taiwan — 0.0%
177,086	Cathay Financial
	Expires 09/02/13
	Strike price $36.00 (Cost $—)	44,882
	TOTAL INVESTMENTS — 99.2% (Cost $888,339,512)*	912,220,400
	OTHER ASSETS LESS LIABILITIES — 0.8%	6,980,978
	NET ASSETS — 100%	$919,201,378

(1) Denotes non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non Voting Depository Receipt

REIT — Real Estate Investment Trust

* At July 31, 2013, the tax basis cost of the Fund’s investments was $888,339,512, and the unrealized appreciation and depreciation were $63,329,463 and $(39,448,575), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder International Multi-Cap Value Fund

Schedule of Investments

July 31, 2013 (unaudited)

Shares		Value $

	COMMON STOCK — 96.5%
	Australia — 4.1%
19,201	Adelaide Brighton	56,609
4,874	Aditya Birla Minerals (1)	1,687
3,803	AGL Energy	49,737
8,973	ALS	68,475
13,973	Arrium	12,497
37,791	Ausdrill	36,686
6,195	Ausenco	8,492
44,779	Australian Pharmaceutical Industries	17,911
23,489	AWE (1)	28,503
43,924	Beach Energy	52,905
5,561	BHP Billiton	173,149
10,653	Bradken	47,207
8,153	Breville Group	55,256
26,822	BWP Trust REIT	59,308
11,362	Cabcharge Australia	44,221
47,794	Cape Lambert Resources (1)	7,088
18,535	Cardno	91,131
2,368	Cedar Woods Properties	12,111
29,642	Coca-Cola Amatil	342,373
18,314	Codan	31,524
27,070	Collection House	46,474
4,899	Credit Group	42,273
13,299	Decmil Group	25,103
9,511	Downer EDI	32,230
7,355	DWS	10,148
44,827	Emeco Holdings	10,073
17,512	Energy Resources of Australia (1)	23,060
13,276	Fleetwood	47,494
9,733	Forge Group	38,581
96,376	Grange Resources	16,026
9,382	GUD Holdings	54,056
4,498	iiNET	24,501
18,750	Imdex	12,809
8,100	Incitec Pivot	19,148
3,689	JB Hi-Fi	61,609
30,189	Kingsgate Consolidated	43,281
5,829	Leighton Holdings	86,555
17,059	M2 Telecommunications Group	95,988
8,641	MACA	15,922
12,209	Macquarie Group	481,653
28,619	MaxiTRANS Industries	32,927
16,820	Mincor Resources	7,862
9,034	Mineral Resources	77,142
8,857	Monadelphous Group	131,040
4,280	Mortgage Choice	9,348
65,895	Mount Gibson Iron	33,169
33,730	Myer Holdings	81,253
15,983	NRW Holdings	14,007
6,136	OrotonGroup	41,145
14,205	OZ Minerals	51,967
23,916	Perilya (1)	3,762
20,453	Programmed Maintenance Services	45,225
5,784	Qantas Airways	6,551
48,779	Ramelius Resources (1)	6,138
26,653	RCR Tomlinson	57,018
81,667	Resolute Mining	59,826
2,867	Rio Tinto	148,204
9,360	Sedgman	5,300
11,216	Seven Group Holdings	69,966
15,561	Skilled Group	41,402
7,557	SMS Management & Technology	36,001
50,496	St. Barbara (1)	22,467
4,185	TABCORP Holdings	12,301
12,811	Tap Oil (1)	6,103
28,198	Tassal Group	63,871
110,404	Telstra	495,192
12,132	Thorn Group	23,445
23,746	Troy Resources	30,202
1,225	Washington H Soul Pattinson	14,865
17,644	Watpac (1)	8,405
13,964	Woolworths	418,218
14,119	WorleyParsons	279,580
		4,717,756
	Austria — 1.2%
610	AMAG Austria Metall	16,271
8,310	Atrium European Real Estate	46,653
3,855	EVN	49,459
3,604	IMMOFINANZ	14,753
961	Lenzing	72,975
735	Mayr Melnhof Karton	80,630
3,856	Oesterreichische Post	164,668
12,117	OMV	536,228
3,571	Raiffeisen Bank International	108,530
2,014	RHI	63,259
393	Semperit Holding	14,631
4,470	Voestalpine	171,354
		1,339,411
	Belgium — 1.1%
4,794	Ageas	191,937
671	Barco	50,284
832	Befimmo REIT	57,003
11,998	Belgacom	294,092
1,722	Delhaize Group	113,066
699	EVS Broadcast Equipment	50,606
1,082	Exmar	12,480
1,191	Gimv	60,051
3,812	KBC Groep	152,900
231	Kinepolis Group	31,039
776	Melexis	18,200
6,583	Mobistar	94,145

Shares		Value $

3,218	RHJ International (1)	16,268
512	Sipef	34,752
932	Sofina	87,784
359	Van de Velde	17,022
		1,281,629
	Bermuda — 0.5%
31,110	Catlin Group	239,471
13,000	Dickson Concepts International	7,241
398,000	Emperor International Holdings	111,873
18,234	Lancashire Holdings	223,851
		582,436
	Brazil — 0.5%
1,900	Centrais Eletricas Brasileiras (1)	3,856
13,114	Cia Energetica de Minas Gerais ADR	121,436
4,400	Cia Paranaense de Energia ADR	54,824
6,800	Eternit	28,823
11,500	MRV Engenharia e Participacoes	33,118
15,700	Rossi Residencial (1)	18,443
4,900	Santos Brasil Participacoes	54,878
10,400	Telefonica Brasil ADR	223,288
5,800	Tractebel Energia	91,830
		630,496
	Cambodia — 0.1%
104,000	NagaCorp	81,263

	Canada — 4.2%
900	Agrium	76,357
6,200	Aimia	93,745
18,800	Alacer Gold	44,479
3,400	Allied Properties REIT	103,943
6,300	Artis REIT	89,369
17,500	Blackberry (1)	153,685
4,300	Calvalley Petroleums Class A	6,489
3,800	Canadian Apartment Properties REIT	78,952
16,700	Canadian Oil Sands Trust	324,212
7,000	Canyon Services Group	85,805
13,700	Capstone Mining (1)	25,877
7,000	Cathedral Energy Services	32,509
6,300	Celestica (1)	66,735
2,000	Corus Entertainment Class B	48,389
2,300	Dorel Industries Class B	84,176
10,800	Ensign Energy Services	187,904
11,000	Essential Energy Services	27,845
1,700	Evertz Technologies	24,695
8,900	Genworth MI Canada	247,911
3,400	HudBay Minerals	22,907
4,000	Husky Energy	115,276
27,900	IAMGOLD	143,968
3,100	IGM Financial	147,319
3,204	Lightstream Resources	26,141
5,200	Magna International Class A	397,683
3,100	Major Drilling Group International	21,097
3,100	Medical Facilities	46,329
1,600	Metro Class A	114,762
400	Morguard	41,032
1,300	Morguard REIT	20,302
19,600	Nevsun Resources	66,027
2,200	Nicholas Financial	34,254
2,000	Noranda Income Fund	9,834
10,800	Pan American Silver	137,011
3,500	Parkland Fuel	58,475
12,500	Petrominerales	68,031
6,600	Power Financial	207,234
12,700	Rogers Communications Class B	507,456
49,000	San Gold	6,202
4,600	Savanna Energy Services	33,052
6,300	Sherritt International	24,106
17,500	Suncor Energy	553,062
6,400	Teck Resources Class B	149,921
1,700	Torstar Class B	9,352
3,400	Total Energy Services	50,416
2,600	Transcontinental Class A	31,592
1,200	Valener	18,717
1,300	Wajax	43,325
12	Yellow Media	141
		4,908,101
	Chile — 0.0%
19,304	AFP Habitat	29,678
69,891	Almendral	8,637
		38,315
	China — 1.5%
110,000	361 Degrees International	24,679
78,000	Anta Sports Products	88,101
45,000	Asia Cement China Holdings	19,554
30,000	Baoye Group Class H	22,087
74,000	Beijing Capital Land Class H	26,812
44,000	Changshouhua Food	36,706
2,100	Changyou.com ADR	68,334
60,000	Chaoda Modern Agriculture Holdings (1) (2) (3)	—
32,000	China Communications Services Class H	20,795
54,000	China Fishery Group	15,934
370,000	China Lumena New Materials	69,176
88,400	China Petroleum & Chemical Class H	65,768
30,500	China Railway Construction Class H	31,029
112,000	China Shanshui Cement Group	44,623
58,500	China Shenhua Energy Class H	168,962
80,000	China Taifeng Beddings Holdings	15,988

Shares		Value $

60,000	Chongqing Machinery & Electric Class H	6,885
88,000	Dongfeng Motor Group Class H	118,005
20,000	Giant Interactive Group ADR	163,000
96,000	Guangshen Railway Class H	42,581
435,000	Inspur International	17,668
160,000	Jiangsu Expressway Class H	166,280
72,000	Nature Flooring Holding (1)	12,347
62,000	O-Net Communications Group	11,991
24,000	Pacific Online	10,521
49,000	Pacific Textile Holdings	58,505
150,000	Powerlong Real Estate Holdings	29,592
68,000	Qingling Motors Class H	16,133
141,000	Shengli Oil & Gas Pipe Holdings	7,181
60,000	SinoMedia Holding	53,071
106,500	Sinotrans Shipping	25,542
33,000	Travelsky Technology Class H	25,743
46,000	Xiamen International Port Class H	5,813
51,000	Xingda International Holdings	24,528
37,000	Xinhua Winshare Publishing and Media Class H	18,367
184,000	Yangzijiang Shipbuilding Holdings	135,374
300,000	Yuanda China Holdings	19,147
120,000	Zijin Mining Group Class H	25,685
43,000	Zoomlion Heavy Industry Science and Technology Class H	30,827
		1,743,334
	Cyprus — 0.0%
5,607	Songa Offshore (1)	7,032

	Czech Republic — 0.1%
5,891	CEZ	140,142
1,215	Telefonica Czech Republic	18,183
		158,325
	Denmark — 0.8%
71	AP Moeller - Maersk Class B	556,927
1,230	D/S Norden	45,058
728	Danske Bank (1)	13,419
3,437	FLSmidth	163,256
770	Royal UNIBREW	74,194
1,541	Schouw	57,744
		910,598
	Egypt — 0.1%
122,536	Centamin (1)	69,493

	Finland — 2.0%
2,777	Cramo	34,321
12,526	Elisa	269,124
9,901	Fortum	195,602
1,292	Kesko Class B	40,581
7,093	Metso	249,776
7,619	Nokian Renkaat	338,440
11,922	Orion Class B	291,674
12,832	Outokumpu (1)	7,972
1,579	PKC Group	43,693
4,265	Ramirent	39,888
1,668	Rautaruukki	9,786
10,479	Sampo Class A	459,488
9,006	Sponda	46,247
17,372	Stora Enso Class R	128,843
2,369	Technopolis	15,191
1,713	Tieto	32,702
13,445	UPM-Kymmene	149,979
		2,353,307
	France — 8.0%
6,866	ABC Arbitrage	43,661
11,033	Alstom	373,109
1,439	Altamir	17,421
1,511	Alten	56,285
1,247	ANF Immobilier REIT	37,078
3,985	April	81,165
9,784	AXA	215,743
11,659	BNP Paribas	754,358
465	Boiron	24,905
1,614	Boursorama (1)	15,224
11,333	Bouygues	331,239
345	Casino Guichard Perrachon	35,479
6,398	Cie de St.-Gobain	296,629
6,603	Cie Generale des Etablissements Michelin	663,041
711	Ciments Francais	43,057
18,042	CNP Assurances	305,308
10,908	Credit Agricole (1)	104,163
2,315	Electricite de France	67,924
1,031	Eramet	90,662
140	Esso Francaise	8,515
1,355	Euler Hermes	151,673
8,864	Eutelsat Communications	247,814
406	FFP (1)	21,578
5,219	GDF Suez	109,493
242	Gecina REIT	29,690
229	Maisons France Confort	7,531
1,418	Mercialys REIT	27,750
665	Mersen	15,128
8,767	Metropole Television	172,674
13,980	Natixis	71,325
1,452	Neopost	104,581
1,874	Nexity	74,119
4,225	Plastic Omnium	288,232
1,955	Renault	153,892

Shares		Value $

2,445	Saft Groupe	60,305
8,006	Sanofi	853,875
7,078	Schneider Electric	563,185
1,368	SCOR	43,724
2,886	SEB	240,346
2,028	Societe BIC	225,010
10,732	Societe Generale	431,390
726	Societe Internationale de Plantations d’Heveas	53,295
3,854	Solocal Group (1)	8,409
63	Tessi	7,126
10,333	Total	551,236
856	Trigano	12,185
4,158	Valeo	329,795
8,732	Vinci	471,520
14,861	Vivendi	317,512
		9,209,359
	Gabon — 0.1%
108	Total Gabon	62,500

	Germany — 4.6%
1,759	Aareal Bank (1)	48,674
244	Allianz	38,044
287	Amadeus Fire	17,367
3,544	Aurubis	199,176
4,528	Axel Springer	236,135
6,675	Balda	33,922
6,373	BASF	565,166
147	Bijou Brigitte	12,903
2,904	Borussia Dortmund GmbH & KGaA	12,007
860	Cewe Color Holding	40,044
7,975	Commerzbank (1)	68,198
3,452	Continental	543,738
1,582	CropEnergies	13,427
418	Delticom	20,464
1,507	Deutsche Bank	67,974
9,224	Deutsche Lufthansa (1)	184,681
4,556	Drillisch	83,370
30,867	E.ON	523,772
5,786	Freenet	138,515
1,360	Generali Deutschland Holding	197,392
4,347	Hannover Rueckversicherung	323,272
386	Indus Holding	12,905
10,379	K+S	255,788
719	Koenig & Bauer	14,510
1,792	Leoni	89,376
7,522	MLP	45,972
1,102	Muenchener Rueckversicherungs	218,735
3,305	Prime Office REIT	14,729
3,319	Rheinmetall	154,563
16,497	RWE	496,328
1,445	Salzgitter	53,855
507	Siemens	55,517
1,652	SMA Solar Technology	56,471
13,739	Suedzucker	448,444
1,261	Takkt	21,372
296	Tipp24 (1)	16,990
		5,323,796
	Greece — 0.4%
1,331	Eurobank Properties REIT (1)	12,236
8,100	JUMBO	86,207
4,412	Metka	65,152
27,223	OPAP	244,459
		408,054
	Hong Kong — 4.7%
116,000	Allied Properties HK	16,453
32,000	AMVIG Holdings	14,111
221,016	Asian Citrus Holdings	71,868
11,200	Bank of East Asia	42,024
58,500	Billion Industrial Holdings	35,527
430,000	Bosideng International Holdings	89,265
46,000	C C Land Holdings	11,862
216,000	Century City International Holdings	16,432
67,000	Champion REIT	29,459
69,000	Chaowei Power Holdings	32,740
8,000	Cheung Kong Holdings	112,435
122,000	China Aerospace International Holdings	13,843
234,000	China BlueChemical	108,015
129,000	China Green Holdings (1)	13,306
36,000	China Lilang	19,635
580,000	China LotSynergy Holdings	8,152
10,000	China Merchants China Direct Investments	13,539
15,500	China Mobile	164,881
34,000	China Properties Group (1)	8,592
116,000	China Rare Earth Holdings (1)	17,051
92,000	China Sanjiang Fine Chemicals	45,433
188,000	China South City Holdings	46,057
16,000	China Ting Group Holdings	1,001
432,000	China Tontine Wines Group (1)	18,660
168,000	China Travel International Investment HK	30,760
21,000	City Telecom HK	6,661
81,000	CNOOC	146,217
310,000	Coastal Greenland	17,987
810,000	CSI Properties	33,421
1,280,000	CST Mining Group (1)	12,873
70,400	Dah Sing Banking Group	81,696
16,800	Dah Sing Financial Holdings	70,076
79,000	Dan Form Holdings	9,575
61,000	Dongyue Group	23,596

Shares		Value $

113,000	Dorsett Hospitality International	27,246
80,000	Emperor Entertainment Hotel	26,819
546,000	Enerchina Holdings (1)	14,643
9,500	Fairwood Holdings	19,844
79,000	Far East Consortium International	26,586
160,000	First Pacific	180,927
48,000	Giordano International	47,594
23,000	Goldlion Holdings	11,566
10,279	Great Eagle Holdings	38,966
16,500	Henderson Land Development	102,971
28,000	HKR International	13,936
11,000	Hongkong & Shanghai Hotels	16,566
16,000	Hongkong Land Holdings	108,320
22,000	Hopewell Holdings	69,782
880	Hopewell Hong Kong Properties (1) (2) (3)	—
189,000	Huabao International Holdings	81,394
302,000	Hutchison Telecommunications Hong Kong Holdings	172,113
25,000	Hysan Development	106,214
55,000	K Wah International Holdings	25,104
54,500	Kerry Properties	224,167
6,000	Kingboard Chemical Holdings	13,198
17,000	Kowloon Development	20,495
824,000	Lai Fung Holdings	20,399
501,000	Lai Sun Development (1)	14,664
51,000	Lai Sun Garment International	9,864
28,000	Lee & Man Chemical	11,733
339,000	Loudong General Nice Resources China Holdings (1)	22,292
20,000	Luen Thai Holdings	8,072
226,000	MIE Holdings	49,538
64,000	Minmetals Land	9,242
54,000	Minth Group	96,085
74,000	New World China Land	30,724
46,000	New World Department Store China	23,488
49,602	New World Development	72,526
28,000	Norstar Founders Group (1) (2) (3)	—
125,000	Peak Sport Products	22,725
38,000	Pico Far East Holdings	13,229
52,000	Ports Design	33,926
167,000	Real Nutriceutical Group	45,219
51,000	Regal REIT	15,190
155,000	Regent Manner International	26,581
800,000	REXLot Holdings	51,576
21,000	Road King Infrastructure	20,497
42,000	Sateri Holdings	6,661
10,000	Shandong Luoxin Pharmacy Stock Class H	10,625
288,000	Shougang Fushan Resources Group	94,321
118,000	Silver Grant International	16,432
80,000	Sino Land	113,054
216,000	Sinolink Worldwide Holdings (1)	19,496
176,000	Sinoref Holdings (1)	6,808
51,000	SITC International Holdings	16,440
61,500	SmarTone Telecommunications Holdings	98,012
8,000	SOCAM Development	9,170
20,000	Soundwill Holdings	39,301
64,000	Sun Hung Kai	35,071
17,000	Sun Hung Kai Properties	226,868
227,000	SUNeVision Holdings	69,368
46,000	Sunlight REIT	18,743
9,000	Swire Pacific Class A	106,181
25,600	Swire Properties	75,259
41,000	TAI Cheung Holdings	32,459
76,000	TCC International Holdings	18,423
14,000	Television Broadcasts	94,951
234,000	Tianjin Port Development Holdings	30,775
90,000	Tianneng Power International	43,981
120,000	Tibet 5100 Water Resources Holdings	45,026
7,200	Transport International Holdings	15,559
6,900	VTech Holdings	105,605
31,000	Wharf Holdings	266,807
44,000	Wheelock	229,202
89,500	XTEP International Holdings	40,621
4,000	YGM Trading	9,593
68,500	Yue Yuen Industrial Holdings	188,570
26,000	Yuexiu Transport Infrastructure	13,309
		5,425,915
	Hungary — 0.1%
771	EGIS Pharmaceuticals	71,616

	Indonesia — 0.3%
78,000	Aneka Tambang	8,804
14,500	Astra Agro Lestari	21,939
21,000	Indo Tambangraya Megah	49,448
70,500	Medco Energi Internasional	12,279
411,000	Perusahaan Perkebunan London Sumatra Indonesia	44,789
48,500	Resource Alam Indonesia	6,842
132,500	Telekomunikasi Indonesia	153,417
		297,518
	Ireland — 0.1%
222,833	Bank of Ireland (1)	50,396
675	DCC	27,366
3,357	FBD Holdings	71,902
3,548	Irish Bank Resolution (1) (2) (3)	—
17,066	Total Produce	15,802
		165,466

Shares		Value $

	Israel –– 2.1%
71,701	Bank Hapoalim	343,613
61,622	Bank Leumi Le-Israel (1)	207,133
166,548	Bezeq Israeli Telecommunication	268,978
369	Delek Group	104,155
1,023	Delta-Galil Industries	17,621
3,993	First International Bank of Israel	63,121
33,014	Israel Chemicals	263,812
98,338	Israel Discount Bank Class A (1)	167,812
2,524	Ituran Location and Control	45,508
3,051	Matrix IT	15,511
5,151	Mizrahi Tefahot Bank (1)	55,007
3,396	Nitsba Holdings (1995) (1)	43,412
5,415	Shikun & Binui	12,899
7,971	Super-Sol	31,356
19,623	Teva Pharmaceutical Industries	777,421
1,000	Teva Pharmaceutical Industries ADR	39,700
3,827	Union Bank of Israel (1)	16,493
		2,473,552
	Italy –– 2.7%
105,203	A2A	91,322
13,024	Atlantia	247,076
10,305	Autostrada Torino-Milano (1)	117,352
97,650	Banca Monte dei Paschi di Siena (1)	26,683
6,013	Banca Popolare dell’Emilia Romagna	35,917
111,461	Banca Popolare di Milano (1)	54,805
31,090	Banco Popolare	39,582
31,503	Beni Stabili REIT	20,427
444	Beni Stabili SPA REIT	278
4,453	Cairo Communication	24,632
8,049	Credito Emiliano	44,267
4,098	Danieli & C Officine Meccaniche	106,746
111,262	Enel	370,637
24,405	ENI	539,281
7,207	Gtech Spa	199,811
916	Industria Macchine Automatiche	22,544
85,607	Intesa Sanpaolo	162,404
7,712	Italcementi	56,941
2,543	MARR	33,154
25,335	Mediobanca	155,513
21,549	Recordati	253,853
737	Reply	33,120
14,659	Retelit	8,844
2,593	Societa Cattolica di Assicurazioni	58,126
17,308	Societa Iniziative Autostradali e Servizi	151,855
30,560	UniCredit	166,363
13,260	Unione di Banche Italiane	56,309
5,149	Unipol Gruppo Finanziario	19,714
1,796	Vittoria Assicurazioni	16,606
1,947	Zignago Vetro	11,682
		3,125,844
	Japan –– 16.9%
2,000	77 Bank	9,682
4,600	ADEKA	46,512
1,100	Aeon Delight	20,099
800	Aichi Bank	36,442
500	Ain Pharmaciez	21,755
2,100	Airport Facilities	12,419
2,900	Aisan Industry	29,175
4,600	Aisin Seiki	182,760
2,500	Alfresa Holdings	124,221
2,600	Alinco	22,041
1,800	Alpen	34,783
2,300	Alpine Electronics	22,622
900	Amuse	21,767
1,700	Aoyama Trading	42,522
1,100	Arc Land Sakamoto	17,111
3,700	Arnest One	70,138
1,100	Artnature	24,155
500	As One	11,684
3,300	Asahi Broadcasting	25,177
4,000	Asahi Diamond Industrial	41,385
9,000	Asahi Glass	58,370
1,800	Asahi Holdings	31,952
6	Asax	9,744
19,000	Atsugi	20,570
8,000	Awa Bank	41,916
1,400	Axell	26,996
2,100	Azbil	45,106
17,000	Bank of Kochi	20,488
23,000	Bank of Yokohama	126,381
400	Belc	7,023
7,200	Best Bridal	63,021
2,800	BML	72,981
300	C Uyemura	13,819
1,100	CAC	9,550
8,000	Calsonic Kansei	42,079
6,200	Canon	191,553
2,400	Canon Electronics	45,323
2,700	Canon Marketing Japan	34,581
1,000	Central Automotive Products	6,874
500	Central Japan Railway	61,383
1,300	Charle	7,210
5,000	Chiba Bank	34,675
2,900	Chiba Kogyo Bank (1)	21,326
1,300	Chiyoda	33,539
900	Chiyoda Integre	12,777
700	Chofu Seisakusho	14,578
2,100	Chori	21,384
1,800	Chudenko	22,337

Shares		Value $

11,000	Chugoku Marine Paints	57,297
3,500	CKD	26,775
2,200	Cleanup	17,841
1,800	Cocokara fine	56,072
3,100	Corona Class A	33,751
1,000	Create SD Holdings	36,411
47	CyberAgent	109,831
6,000	Dai Nippon Printing	53,559
10,000	Daido Metal	65,366
7,000	Daihatsu Diesel Manufacturing	28,526
25,000	Daihatsu Motor	550,506
5,000	Daiichi Jitsugyo	20,069
3,800	Daiichikosho	106,304
1,000	Daikoku Denki	19,099
1,800	Dainichi	14,046
21,000	Daishi Bank	71,208
11,000	Daiwa Industries	67,971
4,400	Dena	83,632
1,500	Denyo	21,356
3,800	Doshisha	53,521
2,400	Doutor Nichires Holdings	37,112
26	Dr Ci:Labo	69,415
1,100	DTS	15,448
2,000	Dunlop Sports	23,368
3,700	Duskin	69,004
400	Dydo Drinco	15,524
6,000	Eidai	24,512
3,000	Eighteenth Bank	6,863
1,000	Eizo	22,490
2,400	Elecom	28,949
700	Elematec	8,865
2,000	ESPEC	15,320
2,700	Exedy	72,884
4,900	FamilyMart	216,449
2,500	FCC	58,293
1,600	Fields	26,081
2,300	First Juken	31,032
3,400	FJ Next	18,092
2,400	Fuji Kosan	13,947
63	Fuji Media Holdings	114,083
2,000	Fuji Seal International	58,115
3,900	FUJIFILM Holdings	85,759
16	Fujishoji	19,822
8,000	Fujitsu General	91,839
1,100	FuKoKu	9,089
800	Fukuda Denshi	32,438
3,000	Fukui Bank	6,680
4,000	Fukushima Industries	59,728
1,700	Funai Electric	16,773
900	Futaba	10,571
1,200	Fuyo General Lease	41,793
2,400	Gendai Agency	14,462
32	Geo	29,480
4,300	Gree	34,871
1,900	G-Tekt	48,708
6,000	Gunma Bank	34,011
700	Gurunavi	7,550
28,000	Hachijuni Bank	164,723
1,000	Hakuto	9,192
1,400	Happinet	10,166
1,300	Hard Off	9,945
8,000	Heiwa	137,923
18	Heiwa Real Estate REIT	12,391
1,900	Hiday Hidaka	39,937
3,000	Higashi-Nippon Bank	6,404
16,000	Higo Bank	94,127
2,800	HI-LEX	56,566
1,600	Hirano Tecseed	15,819
2,000	Hisaka Works	16,954
10,600	Hitachi Chemical	178,742
2,400	Hitachi Transport System	34,489
2,000	Hokkoku Bank	6,782
1,150	Honeys	12,697
2,000	Hosokawa Micron	13,911
6,200	Hoya	133,866
14,000	Hyakugo Bank	55,622
13,000	Hyakujushi Bank	40,231
1,900	Ichirokudo	10,091
900	Idemitsu Kosan	75,100
2,700	Imasen Electric Industrial	39,903
2,500	Inaba Denki Sangyo	68,788
1,700	Ines	10,383
9	Infocom	14,597
1,300	Information Services International-Dentsu	13,955
115	Inpex	503,881
2,700	IT Holdings	31,465
22,000	ITOCHU	261,996
1,600	Itochu Enex	8,089
300	Itochu-Shokuhin	10,035
14,000	Iwatsu Electric	12,297
12,000	Iyo Bank	114,718
2,000	Japan Digital Laboratory	19,181
3,900	Japan Foundation Engineering	11,830
2,500	Japan Petroleum Exploration	107,497
1,900	J-COM Holdings	15,389
13,000	Juroku Bank	47,799
5,300	JVC Kenwood	12,180
17,000	Kagoshima Bank	111,296
2,000	Kamei	14,728
17,000	Kamigumi	141,160
12,000	Kandenko	60,423
13,000	Kaneka	88,163
2,500	Kanematsu Electronics	31,687

Shares		Value $

6,000	Kanto Natural Gas Development	50,740
2,200	Kato Sangyo	46,310
2,000	Kawagishi Bridge Works	6,046
2,500	KDDI	138,137
3,100	Keihin	47,144
18,000	Keiyo Bank	94,679
1,200	Kenko Mayonnaise	10,418
20,000	Kinden	194,873
9,000	Kinki Sharyo	29,139
2,000	Kintetsu World Express	75,784
14,000	Kinugawa Rubber Industrial	74,783
2,000	Koatsu Gas Kogyo	10,806
600	Kohnan Shoji	6,833
8,000	Koito Manufacturing	154,754
5,000	KOMAIHALTEC	10,673
700	Komatsu Wall Industry	13,148
2,300	Konaka	22,410
6,500	Konica Minolta Holdings	53,309
3,700	Konishi	74,446
4,100	Kuroda Electric	57,201
1,800	Kyoei Steel	30,444
2,500	Kyokuto Securities	42,820
8,000	Kyowa Exeo	88,408
1,200	LEC	14,046
4,900	Lintec	92,585
10,000	Lonseal	11,541
8,000	Maeda Road Construction	131,468
900	Maezawa Kyuso Industries	11,490
18,000	Mamiya-Op	33,643
1,500	Mars Engineering	28,051
2,000	Marudai Food	6,353
900	Maruka Machinery	10,975
2,300	Matsuda Sangyo	30,162
3,900	Matsumotokiyoshi Holdings	117,705
10,900	Medipal Holdings	135,373
2,900	Meiko Network Japan	36,876
9,000	Meisei Industrial	36,677
1,200	Meitec	32,491
4	MID REIT Class A	9,008
700	Ministop	11,475
4,300	Miraca Holdings	207,732
600	Miraial	9,253
2,500	Miroku Jyoho Service	9,320
1,700	Mitani	29,309
4,400	Mitsubishi	80,396
600	Mitsubishi Pencil	12,746
3,300	Mitsubishi Shokuhin	83,284
10,000	Mitsubishi Steel Manufacturing	25,329
54,400	Mitsubishi UFJ Financial Group	333,923
7,000	Mitsui	94,015
5,000	Mitsui Engineering & Shipbuilding	8,886
44	Mitsui Knowledge Industry	6,588
1,400	Mixi	19,203
11,000	Miyazaki Bank	31,570
6,000	Mochida Pharmaceutical	75,375
4,000	Morita Holdings	34,113
9,800	Moshi Moshi Hotline	122,312
800	MTI	5,867
2,600	NAC	46,179
700	Nafco	13,284
6,000	Nagase	78,072
700	Nagawa	11,439
2,000	Nakayo Telecommunications	6,291
5,800	Namco Bandai Holdings	93,952
1,000	Namura Shipbuilding	8,120
1,100	NEC Fielding	13,021
5,300	NET One Systems	41,302
1,300	Neturen	9,653
3,500	Nexon	44,291
2,300	Nichiha	34,085
4,000	Nichireki	25,452
28	NIFTY	31,686
2,000	Nihon Parkerizing	39,751
8,000	Nippon Denko	23,695
2,000	Nippon Densetsu Kogyo	19,324
6,000	Nippon Electric Glass	32,295
9,000	Nippon Konpo Unyu Soko	144,132
7,000	Nippon Pillar Packing	46,257
6,000	Nippon Seiki	88,796
2,000	Nippon Seisen	9,192
4,875	Nippon Steel & Sumitomo Metal	14,190
2,000	Nippon Steel Trading	5,760
8,100	Nippon Telegraph & Telephone	408,268
23,000	Nishi-Nippon City Bank	59,432
12,000	Nissan Chemical Industries	166,439
1,500	Nissei Plastic Industrial	11,230
900	Nisshin Fudosan	5,901
3,000	Nissin Kogyo	56,409
200	Nissin Sugar	4,351
1,650	Nitori Holdings	140,884
8,000	Nittetsu Mining	31,212
3,100	Nittoc Construction	9,910
2,400	Nittoku Engineering	23,042
2	Nomura Real Estate Office Fund REIT	8,753
3,000	Noritake	7,783
8,200	North Pacific Bank	31,741
1,400	NSD	15,443
332	NTT DoCoMo	506,935
3	Nuflare Technology	37,657
4,000	Ogaki Kyoritsu Bank	11,725
1,300	Ohara	8,444
13,000	Oita Bank	38,770
500	Okinawa Cellular Telephone	13,012

Shares		Value $

8,000	OKK	11,766
600	Osaka Steel	10,497
8,400	Otsuka Holdings	271,535
1,200	Otsuka Kagu	11,876
1,800	Oyo	26,492
800	Pal	22,355
6,000	PanaHome	37,136
3,300	Piolax	91,069
1,200	PLANEX HOLDING	6,618
1,800	Plant	19,745
1	Premier Investment REIT	3,866
1,400	Pressance	46,257
800	Proto	10,483
6,000	Regal	19,487
10,000	Rengo	50,761
7,200	Renown	9,633
10,000	Rhythm Watch	14,503
2,800	Ricoh Leasing	77,042
1,800	Right On	18,182
11,000	Riken	46,512
1,500	Riken Keiki	11,031
1,100	Riso Kagaku	24,233
1,100	Rohm	42,580
1,300	Roland	11,618
1,000	Ryoden Trading	7,047
700	Ryosan	11,818
1,200	Ryoyo Electro	9,682
1,500	S Foods	13,543
2,500	Saizeriya	35,262
9,000	Sakai Chemical Industry	28,496
1,400	San-A	67,919
2,000	San-Ai Oil	7,681
13,000	San-In Godo Bank	98,386
5,000	Sanki Engineering	28,240
3,000	Sankyo Frontier	22,276
9,000	Sankyu	31,437
1,900	Sanoh Industrial	13,662
800	Sanyo Housing Nagoya	9,568
16,000	Sasebo Heavy Industries (1)	14,544
900	SBS Holdings	9,413
10,000	Seino Holdings	89,878
4,000	Sekisui House	51,762
6,000	Sekisui Jushi	79,420
4,000	Shiga Bank	22,837
3,000	Shikoku Chemicals	22,919
1,700	Shimachu	41,862
9,800	Shin-Etsu Polymer	31,329
3,600	Shinko Plantech	28,201
1,100	Shinko Shoji	8,898
5,000	Shinmaywa Industries	41,211
4,000	Shinsho	7,844
4,000	Shiroki	8,498
2,000	Shizuoka Bank	21,673
2,600	Showa	35,053
3,000	Sinanen	11,061
4,600	Sinko Industries	43,176
65	SKY Perfect JSAT Holdings	34,123
20,400	Skymark Airlines	72,091
1,000	Softbank Technology	16,137
6,800	Softbrain	8,265
1,200	Sogo Medical	48,473
4,800	Sohgo Security Services	85,793
15,900	Sony Financial Holdings	261,454
1,100	SRA Holdings	12,583
1,100	St. Marc Holdings	51,455
2,100	Step	19,175
3,500	Studio Alice	45,113
5,000	Sumiken Mitsui Road	10,571
5,200	Sumitomo Densetsu	70,849
7,600	Sumitomo Forestry	80,572
22,000	Sumitomo Heavy Industries	102,461
19,000	Sumitomo Metal Mining	248,391
2,600	Sumitomo Mitsui Financial Group	119,099
3,100	Sumitomo Rubber Industries	51,704
1,400	Systena	10,152
6,000	T RAD	21,510
6,000	Tachi-S	86,345
15	Tact Home	26,106
7,000	Taihei Dengyo Kaisha	49,760
14,000	Taihei Kogyo	49,188
1,600	Taiho Kogyo Class A	22,110
2,300	Taikisha	55,603
800	Takamatsu Construction Group	12,264
3,500	Taka-Q	12,976
5,000	Takara Standard	36,666
4,000	Takasago Thermal Engineering	34,521
1,700	Takata	35,577
7,000	Takisawa Machine Tool	10,295
1,900	TechMatrix	11,313
3,100	Tecmo Koei Holdings	31,187
4,000	Teikoku Sen-I	32,479
1,300	Tenma	16,743
1,100	TKC	18,706
4,000	Toa	31,417
18,000	Toa	24,267
21,000	Toagosei	90,083
3,600	Tocalo	47,615
7,000	Tochigi Bank	26,453
400	Toei Animation	10,128
4,800	Toho Holdings	83,293
1,800	Tokai	49,637
2,200	Tokai Rika	47,523
3,900	Tokai Rubber Industries	33,778
310	Token	16,337

Shares		Value $

5,000	Tokuyama	17,925
2,000	Tokyo Energy & Systems	9,887
1,300	Tokyo Ohka Kogyo	27,989
5,200	Tokyo Steel Manufactoring (1)	26,236
5,000	Tokyo Tekko	18,844
500	Tomen Electronics	5,725
2,500	Tomoe Engineering	37,841
2,200	TOMONY Holdings	7,864
4,900	Toppan Forms	42,339
6,000	Toppan Printing	40,813
3,900	Topre	40,111
1,000	Toridoll.corp	10,336
3,000	Toshiba Machine	13,880
8,000	Toshiba Plant Systems & Services	130,242
17,000	Toyo Ink SC Holdings	85,946
7,000	Toyo Kohan	25,809
9,700	Toyo Seikan Group Holdings	160,792
4,900	Toyoda Gosei	120,611
1,100	Trancom	32,255
1,600	Transcosmos	25,869
2,400	Trusco Nakayama	48,706
6,500	TS Tech	213,768
4,000	Uniden (1)	8,865
5,700	Unipres	112,067
2,800	Universal Entertainment	55,279
3,100	Utoc	10,607
1,100	Valor	18,279
8	Village Vanguard	10,769
1,300	Vital KSK Holdings	9,387
7,000	Wakita	75,569
600	Warabeya Nichiyo	9,309
5,000	Watanabe Sato	14,095
8	Wowow	28,925
5,000	Yamaguchi Financial Group	47,697
2,000	Yamanashi Chuo Bank	8,007
2,300	Yamazen	14,282
600	Yaoko	22,459
1,000	Yellow Hat	18,987
8,000	Yodogawa Steel Works	33,418
800	Yonkyu	9,454
2,600	Yorozu	45,170
3,700	Yusen Air & Sea Service	33,406
3,000	Zojirushi	11,061
		19,496,764
	Kazakhstan –– 0.2%
14,647	KazMunaiGas Exploration Production JSC GDR	214,872

	Liechtenstein –– 0.0%
183	Verwaltungs-und Privat-Bank	14,109

	Luxembourg –– 0.3%
10,131	Oriflame Cosmetics	331,993

	Malaysia –– 0.3%
19,400	APM Automotive Holdings	32,174
6,644	Berjaya Sports Toto	8,561
23,000	HAP Seng Consolidated	14,038
74,400	Hap Seng Plantations Holdings	61,694
80,000	Kulim Malaysia	87,793
36,400	Kumpulan Fima	23,115
55,600	Mudajaya Group	45,419
28,500	Padini Holdings	15,550
100,800	TDM	26,412
		314,756
	Malta –– 0.0%
22,416	BGP Holdings (1) (2) (3)	—

	Mexico –– 0.2%
4,200	America Movil ADR	88,116
49,300	Consorcio (1)	18,566
30,628	Grupo Mexico	94,022
50,800	Urbi Desarrollos Urbanos (1)	6,244
		206,948
	Netherlands –– 2.5%
699	Accell Group	12,842
31,914	Aegon	246,038
787	Amsterdam Commodities	16,438
788	APERAM	9,726
11,247	ArcelorMittal	148,084
1,618	Heineken	113,653
17,132	ING Groep	175,040
34,996	Koninklijke Ahold	576,609
1,686	Koninklijke Boskalis Westminster	63,353
26,161	Koninklijke KPN	68,945
1,400	LyondellBasell Industries Class A	96,194
7,198	Nutreco	338,986
14,459	Royal Dutch Shell	492,335
14,532	Royal Dutch Shell Class A	494,753
1,155	Sligro Food Group	41,748
2,906	SNS Reaal (1) (2) (3)	—
470	Wereldhave REIT	33,233
		2,927,977
	New Zealand –– 0.3%
60,794	Air New Zealand	70,406
11,592	New Zealand Oil & Gas	7,731
7,005	Nuplex Industries	17,456
4,703	Restaurant Brands New Zealand	10,593
7,308	Skellerup Holdings	7,880
38,801	Sky Network Television	166,109

Shares		Value $

8,554	Vector	18,105
11,945	Warehouse Group	37,399
		335,679
	Norway — 2.4%
4,245	Atea (1)	44,663
370	Bonheur	8,822
2,547	DOF	11,238
630	Ekornes	9,943
530	Farstad Shipping	11,557
6,293	Fred Olsen Energy	303,928
26,039	Gjensidige Forsikring	403,214
8,381	Kongsberg Gruppen	157,158
413	Leroy Seafood Group	11,038
9,215	SpareBank 1 SMN	76,156
7,783	SpareBank 1 SR Bank	65,774
25,033	Statoil	542,903
12,805	Storebrand (1)	73,686
17,354	Telenor	384,316
7,570	TGS Nopec Geophysical	243,178
67,000	Vard Holdings	43,495
3,197	Wilh Wilhelmsen Class B	25,770
9,317	Yara International	418,354
		2,835,193
	Philippines — 0.0%
26,460	First Philippine Holdings	52,396

	Poland — 0.9%
6,129	Asseco Poland	87,250
458	Budimex	13,785
10,696	Enea	45,244
842	Grupa Lotos (1)	8,733
4,037	Jastrzebska Spolka Weglowa	84,625
6,343	KGHM Polska Miedz	220,284
28,880	PGE	136,711
1,503	Powszechny Zaklad Ubezpieczen	213,304
65,724	Synthos	90,478
88,521	Tauron Polska Energia	121,861
		1,022,275
	Portugal — 0.3%
102,765	Banco Espirito Santo	99,801
7,439	Mota-Engil SGPS	27,116
28,258	Portucel	100,073
2,067	Semapa-Sociedade de Investimento e Gestao	18,276
36,212	Sonaecom - SGPS	85,847
		331,113
	Russia — 1.0%
9,352	Alliance Oil (NASDAQ) (1)	61,480
8,100	CTC Media (NASDAQ)	89,910
26,946	Gazprom ADR	209,370
2,505	Gazprom Neft OAO ADR	44,288
5,764	Globaltrans Investment GDR	80,523
3,326	LUKOIL ADR	197,764
7,060	Rostelecom ADR	143,353
3,074	Severstal GDR	23,163
1,175	Sistema JSFC GDR	25,850
20,764	Surgutneftegas OAO ADR	165,074
2,100	Tatneft OAO ADR (1)	77,343
		1,118,118
	Singapore — 1.1%
56,000	Ausgroup	15,643
47,000	Boustead Singapore	51,776
33,000	CH Offshore	11,296
85,000	China Minzhong Food (1)	70,563
220,000	ComfortDelGro	346,225
33,000	Far East Orchard	52,713
40,000	Frasers Commercial Trust REIT	41,075
2,200	Haw Par	12,533
30,000	Ho Bee Investment	51,698
64,000	Hong Fok	34,748
9,000	Hong Leong Asia	10,906
5,000	Hong Leong Finance	10,544
89,000	Indofood Agri Resources	61,978
5,000	Jardine Cycle & Carriage	158,634
18,000	Jurong Technologies Industrial (1) (2) (3)	—
67,000	Mapletree Logistics Trust REIT	56,147
19,000	Metro Holdings	13,381
44,000	Pan-United	31,507
20,000	Sembcorp Industries	79,947
4,000	Singapore Land	28,768
16,000	UMS Holdings	6,295
10,000	UOL Group	54,924
1,000	Venture	5,760
35,000	Wheelock Properties Singapore	50,399
1,984	XP Power	40,293
		1,297,753
	South Africa — 1.2%
14,989	Gold Fields	88,881
1,245	Kumba Iron Ore	55,271
2,794	Lewis Group	16,488
18,959	MTN Group	356,004
3,283	Raubex Group	7,421
12,619	Reunert	85,687
8,332	Sasol	383,877
5,149	Sun International	51,096
5,259	Truworths International	44,581
21,821	Vodacom Group	258,145
3,806	Wilson Bayly Holmes-Ovcon	60,222
		1,407,673

Shares		Value $

	South Korea — 2.0%
311	Asia Cement	21,233
1,018	AtlasBX	37,968
10,720	Choil Aluminum	11,069
490	Daechang Forging	20,980
470	Daegu Department Store	6,861
1,301	Daelim Industrial	103,068
1,830	DCM	18,000
6,100	Digital Power Communications	19,303
610	Dong Ah Tire & Rubber	11,294
240	Dongil Industries	11,344
5,260	Dongkook Industrial (1)	15,872
2,098	Dongyang E&P	33,242
2,400	DRB Holding	16,770
1,110	Global & Yuasa Battery	55,627
41	Gwangju Shinsegae	9,416
4,720	Halla Visteon Climate Control	140,118
1,490	Handsome	36,805
1,530	Hanil E-Wha	19,611
154	Hankook Shell Oil	52,845
3,691	Hansae Yes24 Holdings	18,169
10,710	Hanshin Machinery	11,964
1,476	Humax Holdings	14,584
790	Husteel	15,435
1,183	INTOPS	24,851
1,870	Inzi Controls	9,005
6,566	Inzi Display	13,092
1,124	Jinro Distillers	18,509
4,250	KC Tech	19,558
5,490	Keyang Electric Machinery	13,976
4,045	Kia Motors	229,358
1,640	Kishin	10,292
970	Korea Electric Terminal	32,120
4,021	KT&G	270,948
630	Kukdo Chemical	29,273
5,260	Kukje Pharma Industries (1)	10,254
720	Kunsul Chemical Industrial	15,446
3,469	Kyungdong Pharm	45,701
5,710	Kyungnam Energy	31,767
485	MegaStudy	28,234
100	Mi Chang Oil Industrial	7,148
723	Neowiz Games (1)	10,297
752	NEOWIZ HOLDINGS (1)	7,263
2,890	S&T Dynamics	34,343
750	S&T Motiv	18,626
2,610	Saeron Automotive	19,562
271	Samchully	30,274
5,320	Samho Development	12,667
226	Samsung Electronics	257,498
1,660	Seah Besteel	46,841
462	SeAH Steel	44,414
520	Sebang	9,049
470	Sejong Industrial	6,903
695	Sindoh	40,212
237	SK Telecom	46,517
1,500	SK Telecom ADR	32,385
5,350	Tae Kyung Industrial	21,787
37	Taekwang Industrial	35,438
1,260	Taeyoung Engineering & Construction	6,987
990	Whanin Pharmaceutical	11,104
4,700	Yoosung Enterprise	19,705
1,540	Youlchon Chemical	18,232
531	Youngone Holdings	30,723
		2,271,937
	Spain — 3.0%
17,548	Banco Bilbao Vizcaya Argentaria	166,170
27,665	Banco de Sabadell	56,605
7,839	Banco Popular Espanol	34,467
22,706	Banco Santander Central Hispano	165,957
6,125	Bolsas y Mercados Espanoles	169,243
17,985	CaixaBank	66,324
825	Caja de Ahorros del Mediterraneo (1) (2) (3)	—
308	Construcciones y Auxiliar de Ferrocarriles	132,841
10,053	Duro Felguera	64,998
13,736	Enagas	339,160
17,478	Ence Energia y Celulosa	56,386
968	Financiera Alba	48,227
25,464	Gas Natural SDG	518,305
4,241	Grupo Catalana Occidente	110,358
52,081	Iberdrola	287,537
28,233	Mapfre	103,290
4,682	Obrascon Huarte Lain	178,484
6,467	Red Electrica	360,955
10,768	Repsol	257,711
25,604	Telefonica	364,978
		3,481,996
	Sweden — 3.2%
232	AddTech Class B	9,272
2,987	Axfood	139,173
1,920	Boliden	27,159
3,200	Byggmax Group	19,785
2,232	Clas Ohlson Class B	32,017
4,022	Concentric	47,513
1,000	D Carnegie (1) (2) (3)	—
1,883	Electrolux	54,859
4,428	HIQ International	23,301
3,339	Holmen Class B	96,766
10,604	Industrivarden Class C	190,666
6,925	Intrum Justitia	176,361

Shares		Value $

18,471	Investor Class B	555,988
3,831	JM	101,973
9,452	Kinnevik Investment Class B	285,381
2,418	Kungsleden	15,506
5,242	Loomis Class B	112,590
3,181	Millicom International Cellular	254,015
3,434	Modern Times Group Class B	161,107
533	NCC Class B	13,983
3,297	Nolato Class B	59,434
5,284	PA Resources (1)	8,269
5,093	Saab Class B	92,278
1,432	Semcon	15,324
8,111	Swedish Match	303,004
11,475	Tele2 Class B	146,999
23,732	Telefonaktiebolaget LM Ericsson Class B	280,532
53,054	TeliaSonera	384,181
1,362	Trelleborg Class B	23,988
15,900	Vostok Nafta Investment	89,524
		3,720,948
	Switzerland — 3.1%
5	Bell	11,443
775	Bellevue Group	9,254
5	Conzzeta	9,379
160	Emmi	49,317
11,743	Ferrexpo	30,208
175	Forbo Holding	126,506
503	Helvetia Holding	224,745
2,212	Highlight Communications	11,385
1,465	Implenia	79,942
732	Kardex (1)	29,226
10	Metall Zug	22,659
11,659	Novartis	839,040
3,204	Roche Holding	789,359
1,775	Schweizerische National- Versicherungs-Gesellschaft	83,049
484	Swiss Life Holding	86,921
2,263	Swiss Re	180,218
832	Swisscom	371,746
132	Vaudoise Assurances Holding	50,564
3,704	Vontobel Holding	131,078
245	Walter Meier	13,237
918	Zehnder Group	37,793
1,383	Zurich Insurance Group	372,257
		3,559,326
	Taiwan — 1.1%
9,000	Ability Enterprise	7,233
7,000	ACES Electronic	5,929
1,000	Alcor Micro	959
10,000	AMPOC Far-East	8,320
2,000	Asustek Computer	17,475
7,000	Audix	6,723
11,000	AV Tech	32,648
23,000	Chenbro Micom	24,736
11,607	Chicony Electronics	27,792
35,000	Chin-Poon Industrial	66,530
20,000	Creative Sensor	10,138
9,000	CviLux	11,390
7,000	Cyberlink	22,877
10,000	Dynapack International Technology	28,313
29,000	Elite Material	26,208
24,069	FSP Technology	20,909
22,000	G Shank Enterprise	12,766
48,000	Gigabyte Technology	43,299
3,000	Global Mixed Mode Technology	8,014
12,000	Great China Metal Industry	13,046
12,000	Greatek Electronics	10,105
25,000	Hold-Key Electric Wire & Cable	8,337
6,000	Holiday Entertainment	8,014
5,000	Huxen	6,019
3,000	IEI Integration	3,572
13,000	Kung Long Batteries Industrial	37,717
31,000	Kwong Fong Industries	16,076
4,000	Lotes	10,525
8,000	Lumax International	17,528
6,000	Macroblock	14,466
25,000	Micro-Star International	14,840
19,000	Portwell (1)	18,660
118,000	Pou Chen	120,808
10,000	Powertech Technology	19,175
19,000	Primax Electronics	15,555
18,000	Prime Oil Chemical Service	17,948
8,018	Radiant Opto-Electronics	25,160
3,841	Raydium Semiconductor	11,400
51,000	Sigurd Microelectronics	43,455
19,281	Silitech Technology	28,966
17,000	Simplo Technology	74,834
1,000	Sincere Navigation	877
5,000	Sinmag Equipment	21,176
4,000	Sirtec International	7,590
8,000	Sitronix Technology	9,364
21,000	Syncmold Enterprise	37,047
21,000	Taiwan Line Tek Electronic	17,018
30,000	Taiwan Semiconductor	22,810
35,000	Taiwan Sogo Shin Kong SEC	41,552
45,000	Teco Electric and Machinery	49,072
19,302	Test Research	25,812
10,198	Topco Scientific	16,511
18,000	Transcend Information	52,223
5,000	Tsann Kuen Enterprise	7,153
19,765	TZE Shin International	9,360
11,000	Ways Technical	21,166
7,349	Wistron NeWeb	11,384

Shares		Value $

7,349	Zeng Hsing Industrial	34,556
24,000	Zinwell	20,809
		1,323,945
	Thailand — 0.4%
13,300	Delta Electronics Thai	19,015
84,400	Delta Electronics Thai NVDR	120,668
2,100	Electricity Generating	9,125
12,400	Hana Microelectronics	8,042
32,000	Hana Microelectronics NVDR	20,754
59,550	Lanna Resources	20,548
92,000	Property Perfect	3,380
6,100	PTT	64,508
9,300	PTT NVDR	98,348
5,500	PTT Exploration & Production	27,412
74,800	Thai Tap Water Supply	25,809
		417,609
	Turkey — 0.5%
4,817	Eczacibasi Yatirim Holding Ortakligi	15,078
19,435	EGE Seramik Sanayi ve Ticaret	23,190
14,518	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	16,273
4,791	Ford Otomotiv Sanayi	68,551
22,963	Ipek Dogal Enerji Kaynaklari Ve Uretim (1)	45,903
30,320	Is Gayrimenkul Yatirim Ortakligi REIT	21,926
25,781	Koza Anadolu Metal Madencilik Isletmeleri (1)	41,815
1,239	Pinar SUT Mamulleri Sanayii	10,208
3,204	Tofas Turk Otomobil Fabrikasi	21,267
21,818	Turk Hava Yollari	91,963
45,056	Turk Telekomunikasyon	162,448
2,147	Turk Traktor ve Ziraat Makineleri	67,096
		585,718
	United Kingdom — 16.3%
37,637	3i Infrastructure	77,868
52,621	Aberdeen Asset Management	307,633
69,051	Afren (1)	142,861
35,245	African Barrick Gold	60,533
5,152	Albemarle & Bond Holdings	10,816
21,158	AMEC	346,652
48,957	Amlin	299,469
24,324	Anglo American	521,004
776	Anglo American (South African Shares)	16,793
11,226	Anglo Pacific Group	31,850
19,805	Antofagasta	265,734
40,119	Ashmore Group	226,243
16,343	AstraZeneca	829,146
7,801	Atkins WS	137,424
85,913	BAE Systems	582,773
64,346	Balfour Beatty	241,683
128,319	Barclays	562,000
68,366	Beazley	229,325
4,800	Bellway	100,768
6,588	Berendsen	81,880
4,765	Berkeley Group Holdings	163,750
10,878	BHP Billiton	310,942
77,521	BP	536,049
10,326	British American Tobacco	550,741
29,931	British Sky Broadcasting Group	377,012
23,788	BT Group Class A	123,292
8,143	Bumi	27,253
11,256	Cairn Energy (1)	46,096
79	Camellia	10,996
37,763	Carillion	171,250
63,328	Centrica	376,683
12,833	Chemring Group	60,129
12,027	Chesnara	47,250
8,778	Close Brothers Group	139,545
70,699	Cobham	309,318
12,244	Costain Group	51,688
5,379	Cranswick	94,103
5,153	CSR	44,604
8,589	Dairy Crest Group	66,572
23,546	Dart Group	87,579
69,621	Debenhams	114,808
44,165	EnQuest (1)	83,177
36,480	Eurasian Natural Resources	120,814
19,263	Evraz	27,502
15,987	Fenner	84,003
2,546	Galliford Try	38,383
867	Games Workshop Group	10,406
57,802	GKN	307,849
33,113	GlaxoSmithKline	848,289
2,279	Go-Ahead Group	54,847
8,222	Greene King	109,443
10,688	Greggs	70,370
8,028	Gulfsands Petroleum (1)	7,205
13,300	Halfords Group	74,598
45,955	Henderson Group	114,721
28,091	Highland Gold Mining	27,243
3,120	Hill & Smith Holdings	20,825
2,398	Hilton Food Group	14,847
26,974	Hiscox	266,724
31,124	Home Retail Group	71,211
70,197	HSBC Holdings	798,560
48,400	HSBC Holdings (Hong Kong Shares)	543,873
13,684	ICAP	84,683
19,749	IG Group Holdings	173,500
1,349	Immunodiagnostic Systems Holdings	8,753

Shares		Value $

11,060	Imperial Tobacco Group	371,162
12,011	Inchcape	104,241
15,285	Interserve	118,471
27,884	J Sainsbury	166,960
40,856	JKX Oil & Gas (1)	39,467
3,290	John Menzies	36,911
21,351	Kazakhmys	84,546
16,157	Kcom Group	20,450
10,116	Kentz	66,235
26	Kier Group	585
77,459	Ladbrokes	250,989
155,944	Legal & General Group	457,619
55,368	Man Group	67,636
5,581	Micro Focus International	67,582
44,040	Mitie Group	181,560
23,596	Morgan Advanced Materials	109,661
6,598	Northgate	39,145
18,338	Petropavlovsk	24,689
58,191	Polo Resources	16,819
9,114	Premier Farnell	31,459
62,382	QinetiQ Group	175,469
3,727	Rio Tinto	167,541
116,389	Royal Bank of Scotland Group (1)	562,336
7,662	RPC Group	53,477
30,725	RSA Insurance Group	58,426
27,661	Sage Group	147,489
66,224	Smith & Nephew	790,336
20,306	Smiths Group	427,836
10,415	Smiths News	26,935
9,072	St. Ives	22,599
57,373	Standard Life	331,050
76,053	Tesco	424,953
6,111	Vedanta Resources	108,117
11,512	WH Smith	136,337
96,549	WM Morrison Supermarkets	424,619
12,372	Xchanging	25,408
		18,883,056
	TOTAL COMMON STOCK (Cost $106,602,507)	111,537,270

	PREFERRED STOCK — 0.5%

	Brazil — 0.2%
9,300	AES Tiete	92,456
8,200	Cia Energetica de Sao Paulo	72,642
800	Cia Energetica do Ceara Class A	14,307
4,800	Metalurgica Gerdau Class A	38,714
		218,119
	Germany — 0.3%
1,229	Jungheinrich	58,435
16	KSB	9,121
3,417	ProSiebenSat.1 Media	140,193
683	Volkswagen	162,327
		370,076
	Italy — 0.0%
6,081	Unipol Gruppo Finanziario	20,516

	TOTAL PREFERRED STOCK (Cost $557,509)	608,711

	INVESTMENT COMPANY — 0.2%

	Australia — 0.0%
31,832	WAM Capital	48,498

	Guernsey — 0.1%
5,215	Tetragon Financial Group	55,514

	Switzerland — 0.1%
928	BB Biotech	125,946

	TOTAL INVESTMENT COMPANY (Cost $211,741)	229,958

	RIGHTS (1) — 0.0%
	Australia — 0.0%
816	ALS
	Expires 11/25/13
	Strike price $7.80	506

	Hong Kong — 0.0%
1,352	Great Eagle (2) (3)
	Strike price HKD 5.00	—
621	New World Development (2) (3)	—
		—

	Norway — 0.0%
262	Sparebanken (2) (3)
	Expires 12/31/13
	Strike price $185.00	400

	Spain — 0.0%
17,985	CaixaBank
	Expires 10/25/13	1,268
	TOTAL RIGHTS (Cost $—)	2,174

	WARRANTS (1) — 0.0%
	Canada — 0.0%
7	Yellow Media
	Expires 12/20/22
	Strike price $28.16	24

Shares		Value $

	Italy — 0.0%
10,305	Autostrada
	Expires 08/28/13
	Strike price $8.31	23
	TOTAL WARRANTS (Cost $17)	47

	TOTAL INVESTMENTS — 97.2% (Cost $107,371,774)*	112,378,160

	OTHER ASSETS LESS LIABILITIES — 2.8%	3,207,049

	NET ASSETS — 100%	$115,585,209

(1)	Denotes non-income producing security.
(2)	Security considered illiquid. On July 31, 2013 the value of these securities amounted to $400, representing 0.0% of the net assets of the Fund.
(3)	Security is fair valued.

* At July 31, 2013, the tax basis cost of the Fund’s investments was $107,371,774, and the unrealized appreciation and depreciation were $11,353,332 and $(6,346,946), respectively.

The open futures contracts held by the Fund at July 31, 2013, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
FTSE 100 Index	14	Sep-2013	$6,690

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2013, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	8/22/13	BRL	870,060	USD	388,732	$9,090
Barclays Capital	8/22/13	ZAR	11,379,000	USD	1,149,134	(830)
Deutsche Bank Securities	8/22/13	KRW	1,055,743,504	USD	941,250	2,692
JPMorgan Securities	8/15/13	USD	5,124,393	GBP	3,422,500	81,569
State Street Bank	8/15/13	TRY	1,001,700	USD	510,967	(5,101)
State Street Bank	8/22/13	BRL	879,952	USD	393,099	9,141
Standard Bank	8/22/13	KRW	1,102,558,704	USD	982,506	2,329
Toronto Dominion Bank	8/22/13	CAD	4,624,500	USD	4,452,457	(47,660)
						$51,230

ADR — American Depositary Receipt

BRL — Brazilian Real

CAD — Canadian Dollar

FTSE — Financial Times and London Stock Exchange

GBP — British Pound

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

KRW —South Korean Won

NVDR — Non Voting Depositary Receipt

NASDAQ — National Association of Securities Dealers

Automated Quotations

REIT — Real Estate Investment Trust

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Total Return Fixed Income Fund

Schedule of Investments

July 31, 2013 (unaudited)

Principal
Amount ($)		Value $

	CORPORATE OBLIGATIONS — 33.0%
	Consumer Discretionary — 3.7%
	American Axle & Manufacturing
220,000	7.750%, 11/15/19	250,250
	APX Group (1)
235,000	6.375%, 12/01/19	230,300
	AutoZone
135,000	2.875%, 01/15/23	123,969
	Brookfield Residential Properties (1)
225,000	6.125%, 07/01/22	231,187
	Comcast
330,000	4.500%, 01/15/43	314,477
	Discovery Communications LLC
250,000	4.875%, 04/01/43	239,226
	DISH DBS
110,000	5.875%, 07/15/22	110,275
	Ford Motor Credit LLC
235,000	6.625%, 08/15/17	268,181
200,000	5.000%, 05/15/18	217,326
325,000	1.700%, 05/09/16	322,212
	George Washington University
205,000	3.485%, 09/15/22	201,880
	Hertz
160,000	5.875%, 10/15/20	169,600
	Home Depot
110,000	4.200%, 04/01/43	104,451
	Icahn Enterprises
265,000	8.000%, 01/15/18	280,569
	Macy’s Retail Holdings
140,000	6.700%, 07/15/34	159,600
255,000	2.875%, 02/15/23	237,294
	Nordstrom
125,000	6.750%, 06/01/14	131,258
	PVH
195,000	4.500%, 12/15/22	191,587
	SACI Falabella (1)
360,000	3.750%, 04/30/23	330,579
	Sirius XM Radio (1)
145,000	5.750%, 08/01/21	145,725
	Time Warner
115,000	4.900%, 06/15/42	112,732
	Yum! Brands
65,000	6.875%, 11/15/37	77,780
		4,450,458
	Consumer Staples — 2.6%
	Alliance One International
245,000	10.000%, 07/15/16	257,250
	Altria Group
90,000	9.950%, 11/10/38	135,450
	Anheuser-Busch InBev Worldwide
280,000	5.375%, 11/15/14	296,790
	Coca-Cola
220,000	1.800%, 09/01/16	225,712
	Fomento Economico Mexicano
630,000	4.375%, 05/10/43	543,407
	Kraft Foods
25,000	6.875%, 02/01/38	30,843
85,000	6.875%, 01/26/39	105,676
	Kroger
140,000	5.150%, 08/01/43	140,848
220,000	5.000%, 04/15/42	215,393
	Lorillard Tobacco
110,000	8.125%, 06/23/19	134,434
	Pinnacle Foods Finance LLC (1)
195,000	4.875%, 05/01/21	183,788
	Reynolds American
170,000	7.625%, 06/01/16	198,453
65,000	7.250%, 06/15/37	76,997
230,000	3.250%, 11/01/22	218,172
	Spectrum Brands Escrow (1)
115,000	6.625%, 11/15/22	123,338
	Tyson Foods
275,000	4.500%, 06/15/22	283,551
		3,170,102
	Energy — 4.8%
	Chesapeake Oilfield Operating LLC
320,000	6.625%, 11/15/19	324,800
	Chevron
380,000	3.191%, 06/24/23	375,311
	CNOOC Finance
200,000	3.000%, 05/09/23	182,467
	El Paso Pipeline Partners Operating LLC
165,000	6.500%, 04/01/20	192,921
	Enterprise Products Operating LLC
60,000	6.125%, 10/15/39	68,262
	Hornbeck Offshore Services (1)
305,000	5.000%, 03/01/21	294,325
	Kinder Morgan Energy Partners
270,000	3.500%, 09/01/23	256,772
165,000	2.650%, 02/01/19	166,125
	Lukoil International Finance (1)
315,000	4.563%, 04/24/23	295,706
	Marathon Oil
345,000	2.800%, 11/01/22	325,065
	National JSC Naftogaz of Ukraine
375,000	9.500%, 09/30/14	376,406
	Noble Energy
95,000	6.000%, 03/01/41	108,817
235,000	4.150%, 12/15/21	244,109
	ONEOK Partners
160,000	3.375%, 10/01/22	148,910

Principal
Amount ($)		Value $

	Pearson Funding Five (1)
200,000	3.250%, 05/08/23	184,934
	Petrobras Global Finance
860,000	4.375%, 05/20/23	783,129
	Petroleos de Venezuela
410,000	4.900%, 10/28/14	386,835
	Petroleos Mexicanos
165,000	5.500%, 06/27/44	151,553
380,000	4.875%, 01/18/24 (1)	384,750
	Rowan
345,000	5.400%, 12/01/42	318,353
	Sabine Pass Liquefaction LLC (1)
185,000	5.625%, 04/15/23	181,300
	Valero Energy
50,000	4.500%, 02/01/15	52,592
		5,803,442
	Financials — 14.0%
	Alexandria REIT
265,000	3.900%, 06/15/23	255,128
	Ally Financial
175,000	3.500%, 07/18/16	176,750
	Bank of America
445,000	5.625%, 07/01/20	499,696
1,495,000	3.300%, 01/11/23	1,410,223
	Barclays Bank
285,000	6.750%, 05/22/19	341,361
	BBVA Banco Continental (1)
240,000	3.250%, 04/08/18	234,600
	Boston Properties REIT
155,000	3.125%, 09/01/23	144,233
	CIT Group
275,000	5.000%, 08/01/23	270,138
	Citigroup
45,000	8.125%, 07/15/39	62,088
	CNA Financial
140,000	7.350%, 11/15/19	171,937
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN
120,000	3.875%, 02/08/22	121,011
	Corpbanca
365,000	3.125%, 01/15/18	339,965
	Danske Bank MTN (1)
315,000	3.875%, 04/14/16	332,160
	Digital Realty Trust LP REIT
230,000	5.875%, 02/01/20	250,888
140,000	5.250%, 03/15/21	146,989
	DNB Boligkreditt (1)
1,085,000	1.450%, 03/21/18	1,055,968
	Eksportfinans
425,000	3.000%, 11/17/14	425,212
	Goldman Sachs Group
415,000	3.625%, 01/22/23	398,139
	Hartford Financial Services Group
215,000	5.500%, 03/30/20	242,923
	Health Care REIT
235,000	4.125%, 04/01/19	248,623
	HSBC Holdings
490,000	4.000%, 03/30/22	501,208
	ING US (1)
500,000	5.500%, 07/15/22	540,743
	JPMorgan Chase
475,000	6.000%, 10/01/17	543,927
615,000	3.250%, 09/23/22	586,414
	KFW
1,765,000	3.500%, 03/10/14	1,799,774
	Liberty Mutual Group (1)
160,000	6.500%, 05/01/42	178,956
	Morgan Stanley
1,370,000	3.750%, 02/25/23	1,319,946
	Pacific LifeCorp (1)
110,000	5.125%, 01/30/43	103,863
	Piedmont Operating Partnership REIT
175,000	3.400%, 06/01/23	159,606
	PNC Bank
250,000	3.800%, 07/25/23	245,457
	Prudential Financial MTN
140,000	4.750%, 09/17/15	151,324
	Sabra Health Care REIT
129,000	8.125%, 11/01/18	139,320
125,000	5.375%, 06/01/23	122,344
	Sberbank of Russia Via SB Capital (1)
420,000	5.250%, 05/23/23	390,075
	SLM MTN
300,000	6.000%, 01/25/17	320,250
	Sparebank 1 Boligkreditt (1)
1,000,000	1.750%, 11/15/19	937,777
	Swedbank Hypotek (1)
205,000	2.375%, 04/05/17	211,458
845,000	1.375%, 03/28/18	820,567
	Swiss Re Treasury US (1)
160,000	4.250%, 12/06/42	142,986
	UBS (1)
440,000	2.250%, 03/30/17	452,138
	XL Group
225,000	5.750%, 10/01/21	257,745
		17,053,910
	Healthcare — 1.2%
	AbbVie (1)
140,000	2.900%, 11/06/22	133,316

Principal
Amount ($)		Value $

	Actavis
50,000	4.625%, 10/01/42	45,988
100,000	3.250%, 10/01/22	95,640
	Catholic Health Initiatives
315,000	2.950%, 11/01/22	292,747
	Express Scripts Holding
60,000	6.125%, 11/15/41	71,077
	HCA
300,000	5.875%, 03/15/22	318,000
	Humana
90,000	7.200%, 06/15/18	107,577
	McKesson
120,000	7.500%, 02/15/19	149,769
	WellPoint
310,000	4.650%, 01/15/43	294,742
		1,508,856
	Industrials — 1.7%
	Aircastle
240,000	6.750%, 04/15/17	261,000
	Caterpillar Financial Services MTN
185,000	1.375%, 05/20/14	186,506
140,000	1.100%, 05/29/15	141,177
	General Electric
130,000	4.125%, 10/09/42	121,719
	NXP (1)
205,000	5.750%, 03/15/23	207,563
	Odebrecht Finance (1)
200,000	5.125%, 06/26/22	195,500
	Odebrecht Offshore Drilling Finance (1)
445,000	6.750%, 10/01/22	445,223
	Terex
145,000	6.500%, 04/01/20	152,975
	United Rentals North America
190,000	6.125%, 06/15/23	198,313
	United Technologies
120,000	4.500%, 06/01/42	120,576
		2,030,552
	Information Technology — 0.7%
	Apple
455,000	2.400%, 05/03/23	418,292
	Jabil Circuit
200,000	5.625%, 12/15/20	210,500
	Oracle
285,000	2.500%, 10/15/22	265,565
		894,357
	Materials — 1.7%
	Agrium
170,000	3.500%, 06/01/23	163,034
135,000	3.150%, 10/01/22	126,584
	ArcelorMittal
180,000	4.250%, 02/25/15	185,625
	Glencore Funding LLC (1)
570,000	4.125%, 05/30/23	511,577
	Reynolds Group Issuer
285,000	7.125%, 04/15/19	305,663
	Rio Tinto Finance USA
230,000	3.500%, 03/22/22	222,513
550,000	2.250%, 12/14/18	537,555
	Southern Copper
20,000	6.750%, 04/16/40	19,330
		2,071,881
	Telecommunication Services — 1.3%
	Cogeco Cable (1)
290,000	4.875%, 05/01/20	287,100
	Koninklijke KPN (1) (2)
260,000	7.001%, 03/28/73	254,150
	Softbank (1)
200,000	4.500%, 04/15/20	193,550
	United Business Media (1)
220,000	5.750%, 11/03/20	221,814
	Univision Communications (1)
180,000	7.875%, 11/01/20	198,450
	Wind Acquisition Finance (1)
200,000	7.250%, 02/15/18	207,000
	WPP Finance UK
160,000	8.000%, 09/15/14	172,000
		1,534,064
	Utilities — 1.3%
	Calpine (1)
270,000	7.500%, 02/15/21	290,250
	Electricite de France (1) (2)
460,000	5.250%, 01/29/49	440,681
	Georgia Power
180,000	4.300%, 03/15/42	168,464
	Mexico Generadora de Energia (1)
200,000	5.500%, 12/06/32	191,500
	Midamerican Energy Holdings
185,000	5.750%, 04/01/18	216,440
	Nevada Power, Series L
45,000	5.875%, 01/15/15	48,297
	Nisource Finance
170,000	4.800%, 02/15/44	158,183
	Virginia Electric and Power
120,000	4.000%, 01/15/43	113,829
		1,627,644
	TOTAL CORPORATE OBLIGATIONS (Cost $40,375,125)	40,145,266

Principal
Amount ($)		Value $

	U.S. GOVERNMENT MORTGAGE- BACKED OBLIGATIONS — 30.5%

	Federal Home Loan Mortgage Corporation — 9.6%
	FHLMC
500,000	3.000%, 09/15/43	481,719
2,655,000	1.140%, 10/15/18	2,568,351
	FHLMC Gold
2,679	6.000%, 12/01/28	2,986
38,121	5.500%, 05/01/38	41,171
61,303	5.000%, 05/01/18	64,958
252,573	4.500%, 10/01/24	269,866
538,823	4.500%, 12/01/40	571,533
327,386	3.500%, 09/01/26	343,518
240,412	3.000%, 01/01/43	232,699
1,417,493	3.000%, 02/01/43	1,372,018
1,107,216	3.000%, 03/01/43	1,071,695
	FHLMC IO REMIC (3)
8	1176.310%, 01/15/22	188
778,188	6.509%, 02/15/39 (2)	132,619
375,086	6.459%, 02/15/41 (2)	80,654
304,694	6.459%, 04/15/41 (2)	66,544
2,285,071	6.409%, 06/15/39 (2)	265,266
3,216,616	6.409%, 11/15/40 (2)	438,751
370,303	5.959%, 05/15/25 (2)	50,096
710,273	5.959%, 12/15/41 (2)	114,664
850,854	3.000%, 05/15/32	109,770
955,960	2.137%, 06/15/15 (2)	24,969
	FHLMC REMIC (2)
5,582	13.512%, 07/15/33	5,573
1,955,000	5.171%, 02/15/33	1,690,312
443,395	5.171%, 03/15/43	400,668
1,563,538	3.859%, 01/15/33	1,277,447
		11,678,035
	Federal National Mortgage Corporation — 15.9%
	FNMA
175,110	6.218%, 09/01/36 (2)	190,806
13,631	6.000%, 12/01/28	14,913
29,559	6.000%, 10/01/29	32,665
303,617	6.000%, 05/01/36	332,536
169,681	5.500%, 11/01/34	185,301
595,139	5.500%, 10/01/35	650,256
742,712	5.500%, 07/01/38	808,532
137,453	5.000%, 10/01/29	151,835
233,051	4.500%, 10/01/40	248,906
145,140	4.500%, 07/01/41	154,059
294,017	4.500%, 09/01/41	312,084
303,892	4.500%, 10/01/41	323,170
3,565,000	4.500%, 09/25/43	3,769,430
234,161	4.000%, 10/01/41	240,615
1,187,403	4.000%, 03/01/42	1,235,049
795,000	4.000%, 09/25/43	823,943
77,857	3.500%, 11/01/25	81,839
437,111	3.500%, 02/01/26	460,033
522,645	3.411%, 01/01/42 (2)	539,886
1,800,000	3.000%, 08/25/43 (7)	1,856,250
917,000	3.000%, 09/25/43	886,481
3,595,000	2.630%, 10/10/24	3,240,371
	FNMA IO (3)
1,712,128	6.160%, 01/25/21 (2)	442,526
1,230,959	6.110%, 08/25/21 (2)	323,921
1,555,335	5.810%, 05/25/40 (2)	207,714
2,857,544	5.500%, 08/25/40	431,915
729,399	5.000%, 07/01/18	53,951
	FNMA IO REMIC (3)
487,960	6.460%, 07/25/39 (2)	87,763
420,127	6.360%, 07/25/41 (2)	86,778
1,181,994	5.810%, 07/25/39 (2)	197,026
393,672	5.500%, 01/25/19	28,978
401,904	5.500%, 12/25/26	33,228
	FNMA REMIC
372,088	5.715%, 11/25/42 (2)	319,794
331,164	5.715%, 01/25/43 (2)	282,582
88,004	5.166%, 12/25/42 (2)	76,632
94,219	5.000%, 07/25/37	102,507
260,372	3.508%, 10/25/42 (2)	229,644
		19,443,919
	Government National Mortgage Corporation — 5.0%
	GNMA
22,896	7.000%, 09/15/23	26,299
231,188	5.000%, 05/20/30	252,517
107,723	4.500%, 07/20/41	115,161
480,000	4.500%, 09/15/43	508,575
189,929	4.000%, 04/20/41 (2)	201,471
104,893	4.000%, 05/20/41 (2)	111,288
339,726	4.000%, 06/20/41 (2)	360,422
1,193,715	4.000%, 07/20/41 (2)	1,266,679
117,505	4.000%, 03/20/42	123,049
396,775	3.500%, 03/20/36	422,811
264,336	3.500%, 04/20/36	280,013
170,500	3.000%, 07/20/41 (2)	175,596
154,281	1.242%, 06/16/39 (2)	158,102
	GNMA IO (3)
54,735	4.500%, 11/20/32	1,665
228,100	4.500%, 06/20/33	5,242
615,704	4.500%, 12/16/37	46,544
1,226,972	4.500%, 06/20/39	138,711
498,089	1.140%, 06/16/54 (2)	38,189
5,089,122	1.042%, 01/16/53 (2)	431,641
5,211,446	1.021%, 03/16/47 (2)	373,478

Principal
Amount ($)		Value $

2,755,342	0.963%, 08/16/52 (2)	186,519
3,056,685	0.953%, 12/16/51 (2)	236,299
4,167,143	0.773%, 09/16/51 (2)	297,307
4,393,957	0.700%, 12/16/53 (2)	295,755
	GNMA IO REMIC (3)
582,071	0.989%, 06/16/54 (2)	41,171
		6,094,504
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $38,050,612)	37,216,458

	U.S. TREASURY OBLIGATIONS (5)— 24.4%
	United States Treasury Bills (4)
5,000,000	0.067%, 08/22/13	4,999,980
7,000,000	0.045%, 09/19/13	6,999,762
5,000,000	0.015%, 08/15/13	4,999,990
	United States Treasury Notes
335,000	3.125%, 02/15/43	304,274
1,160,000	2.750%, 11/15/42	972,860
2,580,000	1.750%, 05/15/23	2,393,151
4,605,000	1.375%, 06/30/18	4,606,257
215,000	0.375%, 01/15/16	214,656
4,295,000	0.125%, 04/30/15	4,284,683
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,851,542)	29,775,613

	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.7%
	Aire Valley Mortgages, Series 1A (1) (2)
381,474	0.512%, 09/20/66	356,144
	Aire Valley Mortgages, Series 2006-1A (1) (2)
288,652	0.492%, 09/20/66	263,540
	Auburn Securities, Series 3 (2) (6)
73,874	1.143%, 11/01/39	108,517
	Auburn Securities, Series 4 (2) (6)
254,696	0.893%, 10/01/41	361,059
	Auburn Securities, Series 5 (2) (6)
187,783	0.813%, 12/01/41 (2)	262,957
	BB-UBS Trust, Series SHOW (1)
325,000	3.882%, 11/05/36	313,120
	Brunel Residential Mortgage Securitisation, Series 1A (1) (2)
335,114	0.468%, 01/13/39	325,252
	E-MAC Program, Series NL3A (1) (2)
471,548	0.341%, 07/25/47	433,978
	Eurohome UK Mortgages, Series 2007-2 (2) (6)
404,000	0.699%, 09/15/44	569,640
	Eurosail, Series 2006-3X (2) (6)
120,766	0.370%, 09/10/44	153,431
	Eurosail, Series 2X (2) (6)
272,465	0.669%, 12/15/44	388,177
	Extended Stay America Trust, Series ESH7 (1)
240,000	3.604%, 12/05/31	231,460
240,000	2.958%, 12/05/31	234,176
	First Flexible, Series 4 (2) (6)
14,497	1.033%, 07/01/36	20,787
	Flagship Credit Auto Trust, Series 1 (1)
595,095	1.320%, 04/16/18	593,993
	FREMF Mortgage Trust, Series K18 (1) (2)
115,000	4.265%, 01/25/45	110,191
	FREMF Mortgage Trust, Series K21 (1) (2)
245,000	4.072%, 07/25/45	227,337
	FREMF Mortgage Trust, Series K22 (1) (2)
390,000	3.687%, 08/25/45	337,436
	FREMF Mortgage Trust, Series K706 (1) (2)
495,000	4.023%, 11/25/44	494,992
	FREMF Mortgage Trust, Series K711 (1) (2)
180,000	3.562%, 08/25/45	173,166
	FREMF Mortgage Trust, Series K712 (1) (2)
340,000	3.367%, 05/25/45	321,542
	FREMF Mortgage Trust, Series KF01 (1) (2)
745,000	2.793%, 10/25/44	770,465
	GMAC Mortgage Loan Trust, Series AR1 (2)
307,640	4.437%, 10/19/33	311,333
	Granite Master Issuer, Series 1X
167,000	1.093%, 12/20/54 (2) (6)	231,440
	Granite Master Issuer, Series 2006-1A (1) (2)
258,091	0.332%, 12/20/54	251,879
	Granite Master Issuer, Series 2006-4 (2)
133,026	0.292%, 12/20/54	129,997
	Impac CMB Trust, Series 2004-10 (2)
49,029	0.930%, 03/25/35	48,341

Principal
Amount ($)		Value $

	Impac Secured Assets CMN Owner Trust, Series 1 (2)
193,982	0.600%, 05/25/36	190,440
	Impac Secured Assets CMN Owner Trust, Series 2 (2)
31,712	0.620%, 08/25/36	30,377
	JPMorgan Mortgage Trust, Series 2013-1 (1) (2)
517,628	2.500%, 03/25/43	498,301
	Mansard Mortgages, Series 1X (2) (6)
10,253	0.709%, 10/15/48	15,181
	Marble Arch Residential Securitisation No. 4, Series 2006-4X (2) (6)
136,084	0.689%, 03/20/40	200,425
	Opteum Mortgage Acceptance, Series 3 (2)
240,017	0.480%, 07/25/35	229,251
	Paragon Mortgages, Series 16 (2)
114,350	3.259%, 04/15/39	177,075
	Preferred Residential Securities, Series 8X (2) (6)
92,736	0.750%, 12/15/42	133,985
	Residential Accredit Loans, Series 1999-QS4
692	6.250%, 03/25/14	694
	Residential Mortgage Securities, Series 20X (2) (6)
80,240	0.766%, 08/10/38	119,560
	Residential Mortgage Securities, Series 22X (2) (6)
255,805	0.686%, 11/14/39	376,512
	RMAC, Series 2003-NS3X (2) (6)
194,682	1.406%, 12/12/35	280,276
	Thornburg Mortgage Securities Trust, Series 4 (2)
156,659	2.607%, 09/25/37	150,009
	Wells Fargo Mortgage-Backed Securities Trust, Series 16
197,161	5.000%, 11/25/36	202,913
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,822,532)	10,629,349

	ASSET-BACKED SECURITIES — 3.3%
	Accredited Mortgage Loan Trust, Series 1 (2)
215,240	0.540%, 04/25/35	206,481
	Accredited Mortgage Loan Trust, Series 3 (2)
113,190	1.270%, 10/25/34	106,470
	Accredited Mortgage Loan Trust, Series 4 (2)
8,080	0.400%, 12/25/35	8,075
	American Credit Acceptance Receivables Trust, Series 1 (1)
195,040	1.450%, 04/16/18	194,870
	American Credit Acceptance Receivables Trust, Series 2 (1)
171,013	1.890%, 07/15/16	171,489
	American Credit Acceptance Receivables Trust, Series 3 (1)
138,534	1.640%, 11/15/16	138,415
	American Express Credit Account Master Trust, Series 2013-1 (2)
595,000	0.611%, 02/16/21	595,284
	AmeriCredit Automobile Receivables Trust, Series 4
155,000	1.310%, 11/08/17	155,077
	AmeriCredit Automobile Receivables Trust, Series 5
180,000	1.120%, 11/08/17	177,481
	CLI Funding LLC, Series 2013-2A (1)
262,615	3.220%, 06/18/28	259,476
	Credit-Based Asset Servicing and Securitization LLC, Series CB4
19,158	5.000%, 03/25/31	18,383
	Cronos Containers Program, Series 1A (1)
243,750	3.080%, 04/18/28	239,811
	DT Auto Owner Trust, Series 1A (1)
12,698	1.050%, 01/15/15	12,700
	DT Auto Owner Trust, Series 2A (1)
250,000	4.350%, 03/15/19	258,147
	Global SC Finance, Series 1A (1)
511,875	2.980%, 04/17/28	499,325
	Lake Country Mortgage Loan Trust, Series 2006-HE1 (1) (2)
520,000	0.840%, 07/25/34	495,657
	Lambda Finance, Series 1A (1) (2)
157,701	0.422%, 09/20/31	157,572
	Lambda Finance, Series 1X (2) (6)
61,930	0.422%, 09/20/31	61,631
	Park Place Securities, Series WHQ4 (2)
63,361	0.560%, 09/25/35	62,910
	SNAAC Auto Receivables Trust, Series 1A (1)
46,145	1.780%, 06/15/16	46,310

Principal
Amount ($)		Value $

	Wheels SPV LLC, Series 1 (1)
144,020	1.190%, 03/20/21	144,572

	TOTAL ASSET-BACKED SECURITIES (Cost $4,009,070)	4,010,136

	MUNICIPAL BONDS — 3.0%
	Florida — 0.8%
1,035,000	Hurricane Catastrophe Fund Finance RB, Series A
	2.995%, 07/01/20	964,579

	Georgia — 0.3%
370,000	Municipal Electric Authority of Georgia RB
	6.637%, 04/01/57	395,215

	Illinois — 0.3%
330,000	State GO
	7.350%, 07/01/35	364,871

	New York — 0.1%
75,000	Metropolitan Transportation Authority RB
	6.814%, 11/15/40	89,803

	North Carolina — 0.2%
320,000	University of North Carolina at Chapel Hill RB, Series C
	3.596%, 12/01/33	290,176

	Ohio — 0.3%
170,000	American Municipal Power RB, Series B
	8.084%, 02/15/50	225,496
85,000	State Turnpike Commission RB
	5.250%, 02/15/39	87,694
		313,190
	Pennsylvania — 0.3%
350,000	Philadelphia Authority for Industrial Development RB
	3.964%, 04/15/26	321,678

	Texas — 0.6%
710,000	Grand Parkway Transportation RB, Series Sub E
	5.184%, 10/01/42	719,649

	Utah — 0.1%
170,000	State of Utah GO, Series B
	3.539%, 07/01/25	168,530

	TOTAL MUNICIPAL BONDS (Cost $3,821,224)	3,627,691

	SOVEREIGN GOVERNMENTS — 1.3%
	Ecuador Government International Bond (1)
305,000	9.375%, 12/15/15	318,725
	Jamaica Government International Bond
210,000	9.000%, 06/02/15	219,975
	Morocco Government International Bond (1)
200,000	5.500%, 12/11/42	171,000
	Province of Manitoba Canada
185,000	9.625%, 12/01/18	248,471
	Republic of Serbia (1)
375,000	5.250%, 11/21/17	370,387
	Venezuela Government International Bond
230,000	8.500%, 10/08/14	232,300
	TOTAL SOVEREIGN GOVERNMENTS (Cost $1,571,418)	1,560,858

	COMMERCIAL MORTGAGE-BACKED OBLIGATIONS — 1.1%
	LCP Proudreed, Series 1 (2) (6)
488,496	0.766%, 08/25/16	719,057
	LSTAR Commercial Mortgage Trust, Series 1, Class B (1) (2)
110,000	5.520%, 06/25/43	117,022
	Morgan Stanley Capital I, Series 2003-T11, Class A4
32,452	5.150%, 06/13/41	32,430
	Morgan Stanley Capital I Trust, Series WLSR (1)
205,000	2.695%, 01/11/32	202,649
	Talisman-7 Finance, Series 7, Class A (2) (6)
201,377	0.418%, 04/22/17	263,281
	TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (Cost $1,330,959)	1,334,439

Principal
Amount ($)		Value $

	TOTAL INVESTMENTS — 105.3% (Cost $129,832,482)*	128,299,810
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%	(6,483,866)

	NET ASSETS — 100%	$121,815,944

	PURCHASED OPTION — 0.0%
	United States — 0.0%
158	U.S. 10 Year Call Option Expires
	08/17/13
	Strike price $132.00 (Cost $39,797)	2,469

	WRITTEN OPTION — 0.0%
	United States — 0.0%
(79)	U.S. 10-Year Call Option Expires
	08/17/13
	Strike price $134.00 (Premiums $4,789)	(1,235)

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2013, the value of these securities amounted to $21,499,996, representing 17.6% of the net assets of the Fund.

(2)	Variable Rate Security — Rate disclosed is as of July 31, 2013
(3)	Security considered illiquid. On July 31, 2013 the value of these securities amounted to $5,269,842, representing 4.3% of the net assets of the Fund.
(4)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(5)	Security, or a portion of these securities, have been segregated by the Advisor as collateral for open derivative positions and mortgage dollar rolls.
(6)

Security exempt from registration under Reg S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2013, the value of these securities amounted to $4,265,916, representing 3.5% of the net assets of the Fund.

(7)	Security is fair valued.

* At July 31, 2013, the tax basis cost of the Fund’s investments was $129,832,482 and the unrealized appreciation and depreciation were $1,513,714 and $(3,046,386), respectively.

The open futures contracts held by the Fund at July 31, 2013, are as

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
90-Day Euro$	(12)	Dec-2014	$1,798
90-Day Euro$	(12)	Dec-2015	(1,677)
90-Day Euro$	(12)	Jun-2015	(3,414)
90-Day Euro$	(12)	Jun-2016	(177)
90-Day Euro$	(12)	Mar-2015	1,436
90-Day Euro$	(12)	Mar-2016	(909)
90-Day Euro$	(12)	Sep-2014	(702)
90-Day Euro$	(12)	Sep-2015	(2,127)
Canadian 10-Year Bond	15	Sep-2013	(74,464)
Euro-Bund	(7)	Sep-2013	12,111
Long Gilt 10-Year Bond	6	Sep-2013	(31,075)
U.S. 2-Year Treasury Note	124	Sep-2013	(7,202)
U.S. 5-Year Treasury Note	(32)	Oct-2013	9,791
U.S. 10-Year Treasury Note	18	Sep-2013	(2,440)
U.S. 10-Year Treasury Note	(87)	Sep-2013	151,451
U.S. Long Treasury Bond	(11)	Sep-2013	54,732
U.S. Ultra Long Treasury Bond	25	Sep-2013	(220,132)
			$(113,000)

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2013, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	8/21/13	USD	285,637	COP	530,000,000	$(6,586)
Barclays Capital	8/21/13	USD	572,318	MXP	7,100,000	(17,658)
Barclays Capital	8/21/13	USD	287,335	PEN	760,000	(16,263)
Deutsche Bank Securities	8/21/13	PEN	760,000	USD	271,429	357
HSBC	8/21/13	JPY	118,300,000	USD	1,148,711	(59,681)
HSBC	8/21/13	MXP	7,100,000	USD	554,666	7
HSBC	8/21/13	USD	652,248	MXP	8,300,000	(3,843)
JPMorgan Securities	8/20/13	EUR	197,872	USD	262,600	(658)
JPMorgan Securities	8/20/13	GBP	320,109	USD	491,047	4,157
JPMorgan Securities	8/20/13	USD	84,245	EUR	65,578	3,004
Royal Bank of Scotland	8/20/13	EUR	258,466	USD	337,582	(6,294)
Royal Bank of Scotland	8/20/13	GBP	2,488,237	USD	3,762,508	(22,132)
State Street Bank	8/21/13	COP	530,000,000	USD	278,654	(397)
State Street Bank	8/21/13	MXP	8,300,000	USD	615,629	(32,776)
						$(158,763)

COP — Colombian Peso

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

JPY — Japanese Yen

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

MXP — Mexican Peso

PEN — Peruvian Nuevo Sol

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Absolute Return EMD and Currency Fund

Schedule of Investments

July 31, 2013 (unaudited)

Principal
Amount †		Value $

	FOREIGN GOVERNMENT
	BONDS — 51.4%
	Czech Republic — 5.5%
	Czech Republic Government Bond
40,200,000	2.800%, 09/16/13	2,067,506
106,700,000	2.750%, 03/31/14	5,562,384
		7,629,890
	Greece — 2.1%
	Hellenic Republic Government Bond
730,000	2.000%, 02/24/23	569,322
1,668,000	2.000%, 02/24/24	1,195,502
1,333,200	2.000%, 02/24/25	919,661
363,200	2.000%, 02/24/26	241,882
		2,926,367
	Hungary — 2.6%
	Hungary Government Bond
760,000,000	7.750%, 08/24/15	3,596,377

	Indonesia — 0.5%
	Indonesia Treasury Bond
7,000,000,000	9.500%, 06/15/15	712,314

	Malaysia — 1.2%
	Malaysia Government Bond
5,200,000	3.741%, 02/27/15	1,615,871

	Mexico — 14.7%
	Mexico Cetes (1)
430,000,000	4.691%, 11/14/13	3,328,365
393,000,000	4.011%, 04/30/14	2,986,618
822,281,000	3.935%, 04/03/14	6,267,497
257,719,000	3.910%, 03/06/14	1,970,369
756,000,000	3.116%, 09/19/13	5,887,126
		20,439,975
	Poland — 5.6%
	Poland Government Bond
19,100,000	5.750%, 04/25/14	6,110,428
5,190,000	5.000%, 10/24/13	1,632,358
		7,742,786
	Singapore — 9.9%
	Singapore Government Bond
7,450,000	3.625%, 07/01/14	6,044,873
9,140,000	1.375%, 10/01/14	7,289,604
400,000	0.250%, 02/01/14	314,848
		13,649,325
	Thailand — 5.3%
	Bank of Thailand (2)
18,900,000	2.498%, 02/26/16	601,781
16,000,000	2.471%, 02/15/14	510,953
31,200,000	2.468%, 02/13/15	994,104
	Thailand Government Bond (2)
35,000,000	5.250%, 05/12/14	1,141,215
24,784,000	2.738%, 11/26/14	791,298
1,500,000	2.522%, 01/29/14	47,893
	Thailand Government Bond Indexed Link Bond (3)
104,798,348	1.200%, 07/14/21	3,280,386
		7,367,630
	Vietnam — 4.0%
	Vietnam Government Bond
5,900,000,000	12.150%, 01/16/17	313,965
7,000,000,000	11.350%, 02/27/17	368,221
14,210,000,000	9.600%, 06/30/17	714,151
9,000,000,000	9.500%, 06/15/17	450,768
18,540,000,000	9.300%, 01/15/18	924,470
7,000,000,000	9.200%, 03/15/18	347,940
18,000,000,000	9.100%, 01/31/23	866,755
23,000,000,000	8.400%, 03/31/18	1,086,132
11,000,000,000	8.200%, 03/15/15	530,496
		5,602,898
	TOTAL FOREIGN GOVERNMENT BONDS (Cost $70,748,490)	71,283,433

Principal
Amount †		Value $

	U.S. TREASURY
	OBLIGATIONS — 47.3%
	United States Treasury Bills (1) (4)
4,000,000	0.129%, 08/22/13	3,999,984
500,000	0.128%, 08/15/13	499,999
1,600,000	0.126%, 08/29/13	1,599,971
2,000,000	0.116%, 08/08/13	1,999,998
2,300,000	0.103%, 08/01/13	2,300,000
3,500,000	0.103%, 09/12/13	3,499,909
3,000,000	0.086%, 10/10/13	2,999,853
8,000,000	0.085%, 09/26/13	7,999,656
3,000,000	0.081%, 10/17/13	2,999,856
9,000,000	0.076%, 11/14/13	8,999,118
3,000,000	0.071%, 12/12/13	2,999,556
3,500,000	0.070%, 12/19/13	3,499,321
3,500,000	0.066%, 11/21/13	3,499,591
6,000,000	0.066%, 01/09/14	5,998,392
3,000,000	0.065%, 01/23/14	2,999,088
1,700,000	0.063%, 02/06/14	1,699,398
8,000,000	0.060%, 11/29/13	7,999,000

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $65,587,649)	65,592,690

	CONVERTIBLE BOND — 0.5%
	Vietnam — 0.5%
	Vingroup JSC (3)
600,000	5.000%, 04/03/17	687,000

	TOTAL CONVERTIBLE BOND (Cost $661,407)	687,000
	TOTAL INVESTMENTS — 99.2% (Cost $136,997,546)*	137,563,123
	OTHER ASSETS LESS LIABILITIES — 0.8%	1,097,295
	NET ASSETS — 100%	$138,660,418

† In local currency

(1)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(2)	Variable Rate Security — Rate disclosed is as of July 31, 2013.
(3)

Security exempt from registration under Reg S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2013, the value of these securities amounted to $3,967,386, representing 2.9% of the net assets of the Fund.

(4)	Security, or a portion of these securities, have been segregated by the Advisor as collateral for open derivative positions.

* At July 31, 2013, the tax basis cost of the Fund’s investments was $136,997,546, and the unrealized appreciation and depreciation were $1,503,935 and $(938,358), respectively.

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2013, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	8/5/13	USD	744,253	TWD	21,903,378	$(13,770)
Barclays Capital	8/19/13	EUR	335,000	USD	431,101	(14,597)
Barclays Capital	9/4/13	SGD	4,375,000	USD	3,478,453	35,785
Barclays Capital	9/11/13-10/25/13	USD	5,026,505	EUR	3,800,000	30,051
Barclays Capital	9/13/13	PLN	2,800,000	USD	864,614	(8,988)
Barclays Capital	10/8/13-5/5/14	USD	4,302,915	CNY	27,013,319	49,573
Barclays Capital	10/25/13-10/28/13	USD	2,761,705	ZAR	27,200,000	(40,281)
Barclays Capital	3/11/14	CNY	2,800,000	USD	444,995	(5,795)
BNP Securities	9/13/13	USD	1,135,553	EUR	848,000	(7,237)
Citigroup Global Markets	9/3/13	USD	2,726,674	PLN	8,700,000	(10,694)
Citigroup Global Markets	5/5/14	USD	1,254,024	INR	71,234,120	(153,746)
Citigroup Global Markets	5/6/15	CNY	3,183,097	USD	499,584	(5,173)
Citigroup Global Markets	5/6/15	USD	1,916,933	CNY	12,000,000	(14,046)
Credit Suisse First Boston	10/24/13	USD	2,682,686	RUB	88,200,000	(44,762)
Deutsche Bank Securities	8/5/13	USD	299,860	TWD	9,000,000	293
Deutsche Bank Securities	8/6/13	USD	295,612	RUB	9,400,000	(10,745)
Deutsche Bank Securities	8/14/13	USD	351,814	PHP	14,500,000	(17,932)
Deutsche Bank Securities	8/16/13-8/22/13	USD	1,968,592	INR	109,700,000	(175,099)
Deutsche Bank Securities	8/19/13	ZAR	6,340,000	USD	674,012	33,194
Deutsche Bank Securities	9/4/13-9/11/13	EUR	3,660,500	USD	4,786,137	(84,305)
Deutsche Bank Securities	9/13/13	CZK	15,100,000	USD	786,243	11,929
Deutsche Bank Securities	10/3/13	IDR	7,200,000,000	USD	699,505	5,950
Deutsche Bank Securities	10/22/13	MYR	2,500,000	USD	779,229	12,219
Deutsche Bank Securities	5/5/14	USD	2,577,074	CNY	16,059,920	3,313
HSBC	8/5/13	TWD	65,600,000	USD	2,196,919	9,140
HSBC	8/23/13-10/1/13	MXP	69,000,000	USD	5,393,800	11,149
HSBC	5/5/14	INR	73,000,000	USD	1,217,072	89,518
HSBC	5/5/14	USD	924,302	CNY	5,759,264	1,054
JPMorgan Securities	8/19/13-9/24/13	EUR	4,460,000	USD	5,890,802	(43,704)
JPMorgan Securities	8/23/13-10/1/13	MXP	135,410,000	USD	10,553,395	(7,475)
JPMorgan Securities	9/3/13-9/13/13	PLN	11,150,000	USD	3,438,368	(41,100)
JPMorgan Securities	9/4/13-9/13/13	USD	1,525,927	EUR	1,149,000	2,855
JPMorgan Securities	9/13/13-10/15/13	CZK	69,850,000	USD	3,583,450	1,421
JPMorgan Securities	9/13/13-10/23/13	SGD	2,730,000	USD	2,154,223	5,951
JPMorgan Securities	10/16/13	HUF	863,000,000	USD	3,812,657	3,799
Royal Bank of Scotland	8/29/13	PHP	39,600,000	USD	931,042	19,169
Royal Bank of Scotland	9/11/13	USD	2,302,676	EUR	1,740,000	12,484
Standard Bank	8/5/13	USD	1,178,754	TWD	34,696,622	(21,612)
Standard Bank	8/14/13	PHP	24,800,000	USD	573,543	2,491
Standard Bank	8/14/13	USD	250,243	PHP	10,300,000	(13,072)
Standard Bank	8/16/13	INR	25,000,000	USD	441,579	32,284
Standard Bank	8/16/13-5/5/14	USD	859,941	INR	48,515,880	(97,837)
Standard Bank	8/19/13	USD	642,318	ZAR	6,340,000	(1,500)
Standard Bank	8/30/13-9/30/13	THB	186,400,000	USD	6,082,951	143,872
Standard Bank	9/4/13	USD	564,470	EUR	435,000	14,305
Standard Bank	10/8/13	USD	1,288,452	CNY	8,000,000	9,677
Standard Bank	10/29/13	SGD	2,435,000	USD	1,920,983	4,822
Standard Bank	11/4/13-5/5/14	USD	2,841,290	CNY	17,767,497	22,967
Standard Bank	5/5/14	CNY	5,100,000	USD	812,943	(6,486)

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2013, is as follows (continued):

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
State Street Bank	8/16/13-5/5/14	INR	131,450,000	USD	2,273,880	$154,854
State Street Bank	8/19/13-9/4/13	USD	767,420	EUR	591,500	19,545
State Street Bank	8/19/13-9/13/13	THB	41,800,000	USD	1,348,671	16,419
State Street Bank	8/29/13	USD	938,166	PHP	39,600,000	(26,293)
State Street Bank	8/30/13-9/3/13	PLN	10,830,000	USD	3,294,674	(86,412)
State Street Bank	9/3/13-9/13/13	MXP	54,500,000	USD	4,197,451	(51,978)
State Street Bank	9/4/13	CZK	65,050,000	USD	3,314,707	(20,859)
State Street Bank	9/4/13-9/13/13	SGD	7,788,000	USD	6,182,164	53,808
State Street Bank	9/24/13	MYR	2,670,000	USD	824,583	4,193
UBS Securities	8/6/13	RUB	68,900,000	USD	2,102,552	14,537
UBS Securities	8/6/13	USD	1,886,864	RUB	59,500,000	(83,716)
						$(276,593)

CNY — Chinese Yuan

CZK — Czech Koruna

EUR — Euro

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

MXP — Mexican Peso

MYR — Malaysian Ringgit

PHP — Philippine Peso

PLN — Polish Zloty

RUB — Russian Ruble

SGD — Singapore Dollar

THB — Thailand Baht

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Markets Multi-Sector Bond Fund

Schedule of Investments

July 31, 2013 (unaudited)

Principal
Amount †		Value $

	FOREIGN GOVERNMENT
	BONDS — 49.0%
	Brazil — 7.5%
	Brazil Notas do Tesouro Nacional Serie F
2,905,000	10.000%, 01/01/17	1,248,728
1,600,000	10.000%, 01/01/21	671,537
		1,920,265
	Colombia — 1.3%
	Empresa de Telecomunicaciones de Bogota (1)
728,000,000	7.000%, 01/17/23	341,955

	Costa Rica — 1.2%
	Costa Rica Government International Bond (1)
345,000	5.625%, 04/30/43	314,812

	Ecuador — 4.4%
	Ecuador Government International Bond (1)
1,080,000	9.375%, 12/15/15	1,128,600

	Ghana — 0.8%
	Republic of Ghana (1)
200,000	7.875%, 08/07/23	197,250

	Greece — 2.1%
	Hellenic Republic Government Bond
375,000	2.000%, 02/24/24	268,773
395,000	2.000%, 02/24/25	272,477
		541,250
	Jamaica — 2.2%
	Jamaica Government International Bond
165,000	9.000%, 06/02/15	172,837
380,000	8.000%, 06/24/19	376,200
		549,037
	Mexico — 3.2%
	Mexican Bonos
9,025,000	8.500%, 12/13/18	817,733

	Mongolia — 1.7%
	Mongolia Government International Bond MTN (1)
465,000	4.125%, 01/05/18	427,800

	Morocco — 1.3%
	Morocco Government International Bond (1)
400,000	5.500%, 12/11/42	342,000

	Nigeria — 3.2%
	Nigeria Treasury Bill (2)
140,000,000	13.835%, 02/06/14	817,963

	Pakistan — 1.8%
	Pakistan Government International Bond (1)
465,000	7.125%, 03/31/16	459,187

	Panama — 1.3%
	Panama Government International Bond
265,000	7.125%, 01/29/26	329,262

	Philippines — 1.0%
	Philippine Government International Bond
10,000,000	6.250%, 01/14/36	262,491

	Russia — 2.7%
	Russian Federal Bond
16,400,000	7.000%, 01/25/23	486,107
	Russian Foreign Bond - Eurobond (1)
200,000	5.625%, 04/04/42	207,000
		693,107
	Serbia — 1.8%
	Republic of Serbia (1)
460,000	5.250%, 11/21/17	454,342

	Sri Lanka — 1.1%
	Sri Lanka Government International Bond (1)
285,000	6.250%, 10/04/20	288,563

	Turkey — 6.5%
	Turkey Government Bond
2,250,000	9.000%, 03/08/17	1,165,126
	Turkey Government International Bond
475,000	5.125%, 03/25/22	482,125
		1,647,251
	Venezuela — 3.9%
	Venezuela Government International Bond
990,000	8.500%, 10/08/14	999,900

	TOTAL FOREIGN GOVERNMENT BONDS (Cost $12,563,389)	12,532,768

Principal
Amount †		Value $

	CORPORATE OBLIGATIONS — 40.8%
	Brazil — 1.9%
	Marfrig Holding Europe (1)
490,000	9.875%, 07/24/17	497,350

	Chile — 3.1%
	Banco Santander Chile (1)
257,000,000	6.500%, 09/22/20	495,144
	Nacional del Cobre de Chile (1)
365,000	4.250%, 07/17/42	305,017
		800,161
	China — 4.1%
	China Shanshui Cement Group (1)
465,000	10.500%, 04/27/17	485,925
	Country Garden Holdings (1)
200,000	11.125%, 02/23/18	224,000
	KWG Property Holding (1)
110,000	12.500%, 08/18/17	122,100
	MIE Holdings (1)
200,000	9.750%, 05/12/16	207,500
		1,039,525
	Costa Rica — 1.7%
	Instituto Costarricense de Electricidad (1)
475,000	6.375%, 05/15/43	431,063

	Indonesia — 6.3%
	Adaro Indonesia (1)
120,000	7.625%, 10/22/19	124,800
	Bumi Investment MTN (1)
325,000	10.750%, 10/06/17	197,437
	Comfeed Finance (1)
200,000	6.000%, 05/02/18	192,500
	Gajah Tunggal (1)
255,000	7.750%, 02/06/18	257,550
	Listrindo Capital (1)
200,000	6.950%, 02/21/19	212,000
	Majapahit Holding (1)
335,000	7.875%, 06/29/37	376,875
	Perusahaan Listrik Negara MTN (1)
315,000	5.250%, 10/24/42	252,000
		1,613,162
	Ireland — 0.7%
	Novolipetsk Steel Via Steel Funding (1)
200,000	4.450%, 02/19/18	192,040

	Jamaica — 1.0%
	Digicel Group (1)
230,000	10.500%, 04/15/18	250,700

	Kazakhstan — 1.0%
	KazMunayGas National JSC MTN (1)
285,000	5.750%, 04/30/43	251,869

	Luxembourg — 1.0%
	Severstal OAO Via Steel Capital MTN (1)
260,000	4.450%, 03/19/18	251,225

	Mexico — 2.0%
	Cemex (1)
250,000	5.875%, 03/25/19	250,625
	Petroleos Mexicanos
285,000	5.500%, 06/27/44	261,772
		512,397
	Netherlands — 2.0%
	Indo Energy Finance (1)
250,000	7.000%, 05/07/18	246,875
	Kazakhstan Temir Zholy Finance (1)
250,000	6.950%, 07/10/42	255,625
		502,500
	Russia — 0.8%
	Evraz Group (1)
200,000	7.400%, 04/24/17	201,790

	South Africa — 0.8%
	Eskom Holdings SOC (1)
200,000	6.750%, 08/06/23	198,380

	Turkey — 1.0%
	Export Credit Bank of Turkey (1)
240,000	5.375%, 11/04/16	248,400

	Ukraine — 5.3%
	National JSC Naftogaz of Ukraine
1,105,000	9.500%, 09/30/14	1,109,144
	Ukraine Railways Via Shortline (1)
270,000	9.500%, 05/21/18	254,475
		1,363,619
	Venezuela — 8.1%
	Petroleos de Venezuela
1,350,000	8.500%, 11/02/17 (1)	1,245,375
880,000	4.900%, 10/28/14	830,280
		2,075,655
	TOTAL CORPORATE OBLIGATIONS (Cost $10,398,959)	10,429,836

Principal
Amount †		Value $

	CONVERTIBLE BONDS — 7.6%
	China — 3.1%
	China Hongqiao Group (3)
400,000	6.500%, 04/10/17	402,700
	Kaisa Group Holdings MTN
2,300,000	8.000%, 12/20/15	380,150
		782,850
	India — 1.6%
	Vedanta Resources Jersey
400,000	5.500%, 07/13/16	407,400

	Singapore — 2.9%
	CapitaLand (3)
500,000	1.850%, 06/19/20	373,175
	Golden Agri-Resources (3)
400,000	2.500%, 10/04/17	372,100
		745,275

	TOTAL CONVERTIBLE BONDS (Cost $1,915,613)	1,935,525
	TOTAL INVESTMENTS — 97.4% (Cost $24,877,961)*	24,898,129
	OTHER ASSETS LESS LIABILITIES — 2.6%	679,721
	NET ASSETS — 100%	$25,577,850

† In local currency

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2013, the value of these securities amounted to $12,390,149, representing 48.4% of the net assets of the Fund.

(2)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(3)

Security exempt from registration under Reg S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2013, the value of these securities amounted to $1,147,975, representing 4.5% of the net assets of the Fund.

* At July 31, 2013, the tax basis cost of the Fund’s investments was $24,877,961, and the unrealized appreciation and depreciation were $271,750 and $(251,582), respectively.

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2013, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	8/27/13	EUR	400,000	USD	527,781	$(4,412)
Barclays Capital	8/29/13	TRY	990,000	USD	511,707	3,313
Barclays Capital	10/30/13	MXP	10,640,000	USD	830,569	4,780
JPMorgan Securities	10/29/13	CLP	260,000,000	USD	507,070	7,646
						$11,327

EUR — Euro

CLP — Chilean Peso

MTN — Medium Term Note

MXP — Mexican Peso

TRY — Turkish New Lira

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Markets Multi-Cap Equity Fund

Schedule of Investments

July 31, 2013 (unaudited)

Shares		Value $

	COMMON STOCK — 95.1%
	Brazil — 6.1%
10,800	BM&FBOVESPA	58,323
8,900	Cia de Saneamento Basico do Estado de Sao Paulo	91,249
9,500	Cia de Saneamento Basico do Estado de Sao Paulo ADR	97,850
9,900	Cia Energetica de Minas Gerais ADR	91,674
2,400	Cia Hering	32,212
2,800	Cia Paranaense de Energia ADR	34,888
9,100	Cia Siderurgica Nacional ADR	26,390
4,100	Cielo	101,073
6,200	Direcional Engenharia	36,798
5,400	Eternit	22,889
9,100	Grendene	85,242
13,800	MRV Engenharia e Participacoes	39,742
6,200	Natura Cosmeticos	124,008
15,400	Odontoprev	63,454
2,800	Rodobens Negocios Imobiliarios	18,484
4,800	Santos Brasil Participacoes	53,758
4,500	Telefonica Brasil ADR	96,615
5,300	Totvs	81,916
6,000	Tractebel Energia	94,996
2,400	Valid Solucoes e Servicos	36,242
		1,287,803
	Cayman Islands — 0.6%
2,000	NetEase ADR	127,420

	Chile — 1.5%
59,913	AFP Habitat	92,111
4,608	ENTEL Chile	76,135
9,627	Forus	56,018
1,762	Gasco (1)	20,060
39,939	Inversiones Aguas Metropolitanas	75,471
		319,795
	China — 12.7%
81,000	361 Degrees International	18,173
132,000	Agricultural Bank of China Class H	53,443
75,000	Anta Sports Products	84,713
7,980	Asia Plastic Recycling Holding	21,077
297,000	Bank of China Class H	124,458
152,000	Bank of Communications Class H	98,974
20,000	Baoye Group Class H	14,725
41,000	Changshouhua Food	34,204
1,400	Changyou.com ADR	45,556
170,000	China CITIC Bank Class H	78,692
127,000	China Coal Energy Class H	67,794
91,000	China Communications Construction Class H	69,579
137,000	China Construction Bank Class H	102,278
208,000	China Lumena New Materials	38,888
102,000	China Petroleum & Chemical Class H	75,886
64,000	China Shanshui Cement Group	25,499
24,000	China Shenhua Energy Class H	69,318
32,000	China Shineway Pharmaceutical Group	52,401
141,000	Chongqing Rural Commercial Bank Class H	57,632
8,500	Giant Interactive Group ADR	69,275
49,000	Golden Eagle Retail Group	72,025
67,000	Greatview Aseptic Packaging	40,344
13,000	Greentown China Holdings	25,814
33,000	Haitian International Holdings	55,740
38,000	Harbin Electric Class H	23,372
60,000	Hosa International	21,120
147,000	Industrial & Commercial Bank of China Class H	96,666
29,000	Jiangxi Copper Class H	48,909
18,000	Jingwei Textile Machinery Class H	10,815
2,800	Mindray Medical International ADR	114,660
44,000	Pacific Online	19,289
126,500	Parkson Retail Group	50,237
30,000	PetroChina Class H	35,084
44,000	Prince Frog International Holdings	28,820
26,000	Shenzhou International Group Holdings	73,586
167,000	Sihuan Pharmaceutical Holdings Group	120,799
20,000	SinoMedia Holding	17,690
93,000	Sinotrans Class H	17,507
23,500	SOHO China	19,241
1,000	Sohu.com (1)	62,470
1,800	SouFun Holdings ADR	62,568
57,000	Travelsky Technology Class H	44,465
4,500	WuXi PharmaTech Cayman ADR (1)	99,900
30,000	Xinhua Winshare Publishing and Media Class H	14,892
54,000	Yanzhou Coal Mining Class H	37,181
183,000	Yashili International Holdings	82,114
74,000	Zhejiang Expressway Class H	62,878
244,000	Zijin Mining Group Class H	52,225
103,200	Zoomlion Heavy Industry Science and Technology Class H	73,984
		2,686,960

Shares		Value $

	Colombia — 0.4%
1,700	Ecopetrol ADR	77,503

	Czech Republic — 1.2%
3,148	CEZ	74,888
4,198	Fortuna Entertainment Group	21,416
353	Komercni Banka	68,773
6,029	Telefonica Czech Republic	90,228
		255,305
	Egypt — 0.2%
4,108	Commercial International Bank	20,570
11,243	Telecom Egypt	21,603
		42,173
	Hong Kong — 6.5%
28,000	Agile Property Holdings	29,424
60,000	Anxin-China Holdings	18,258
91,000	Belle International Holdings	131,415
5,000	Biostime International Holdings	24,144
26,000	Boer Power Holdings	17,332
230,000	Bosideng International Holdings	47,746
46,000	China All Access Holdings	15,006
132,000	China BlueChemical	60,931
46,000	China Lilang	25,089
10,000	China Mobile	106,375
43,000	China Sanjiang Fine Chemicals	21,235
130,000	China Travel International Investment HK	23,802
55,000	CNOOC	99,283
30,000	Daphne International Holdings	21,391
150,000	Geely Automobile Holdings	62,664
104,000	Guangdong Investment	84,213
44,000	Haier Electronics Group	79,313
224,000	Hua Han Bio-Pharmaceutical Holdings	59,498
103,000	Huabao International Holdings	44,358
69,000	Microport Scientific	55,427
122,000	Phoenix Satellite Television Holdings	45,619
17,500	Ports Design	11,417
74,000	Real Nutriceutical Group	20,037
78,000	Regent Manner International	13,376
200,000	REXLot Holdings	12,894
38,000	Shandong Luoxin Pharmacy Stock Class H	40,373
166,000	Shenguan Holdings Group	70,633
110,000	Shougang Fushan Resources Group	36,026
90,000	Skyworth Digital Holdings	45,954
86,000	Tianjin Port Development Holdings	11,310
43,000	Tibet 5100 Water Resources Holdings	16,134
30,000	Wasion Group Holdings	19,612
		1,370,289
	Hungary — 0.7%
392	EGIS Pharmaceuticals	36,412
35,829	Magyar Telekom Telecommunications	49,204
3,627	OTP Bank	73,022
		158,638
	India — 0.9%
3,100	Infosys ADR	154,008
4,600	Wipro ADR	39,652
		193,660
	Indonesia — 4.4%
324,500	Aneka Tambang	36,626
258,000	Arwana Citramulia	20,836
44,500	Astra Agro Lestari	67,329
201,000	Bank Bukopin	12,908
80,500	Bank Mandiri	69,710
18,000	Indo Tambangraya Megah	42,384
230,000	Indofood Sukses Makmur	145,463
465,500	Kalbe Farma	64,769
206,500	Media Nusantara Citra (1)	62,287
179,000	Perusahaan Gas Negara	102,758
384,000	Perusahaan Perkebunan London Sumatra Indonesia	41,847
75,500	Surya Citra Media	19,651
129,500	Surya Semesta Internusa	11,844
34,000	Tambang Batubara Bukit Asam	32,917
87,000	Telekomunikasi Indonesia	100,735
110,000	Timah Persero	12,308
56,500	United Tractors	92,357
		936,729
	Kazakhstan — 0.6%
8,731	KazMunaiGas Exploration Production JSC GDR	128,084

	Malaysia — 5.7%
41,800	Berjaya Sports Toto	53,861
28,200	Bursa Malaysia	67,631
15,600	Carlsberg Brewery Malaysia	70,691
17,600	CB Industrial Product Holding	14,866
126,000	Genting Malaysia	161,578
18,700	Globetronics Technology	14,815
10,300	Guinness Anchor	57,152
30,100	Hap Seng Consolidated	18,372
16,500	Hap Seng Plantations Holdings	13,682
35,700	Hartalega Holdings	71,532
24,200	Hock Seng LEE	14,845

Shares		Value $

30,000	IGB	23,397
17,800	Kossan Rubber Industries	31,825
61,200	Magnum	72,821
64,200	Media Prima	53,830
14,000	MNRB Holdings	15,062
25,600	Mudajaya Group	20,912
1,200	Nestle Malaysia	25,028
19,800	OSK Holdings	10,315
35,300	Padini Holdings	19,260
49,300	Parkson Holdings	54,710
33,500	Petronas Chemicals Group	68,363
28,100	POS Malaysia	42,444
38,500	Top Glove	69,903
24,600	UMW Holdings	105,104
1,200	United Plantations	9,633
35,300	UOA Development	26,442
		1,208,074
	Mexico — 2.0%
4,600	America Movil ADR	96,508
29,600	Bolsa Mexicana de Valores	79,465
43,700	Grupo Mexico	134,151
2,945	Industrias Penoles	92,426
4,400	Megacable Holdings (1)	13,052
		415,602
	Morocco — 0.3%
6,144	Maroc Telecom	68,534

	Netherlands — 0.3%
6,700	VimpelCom ADR	67,067

	Peru — 0.4%
700	Credicorp	83,153

	Philippines — 1.6%
145,000	Aboitiz Power	116,688
9,760	First Philippine Holdings	19,327
13,980	Manila Electric	92,256
1,200	Philippine Long Distance Telephone ADR	84,576
47,800	Philweb	16,289
		329,136
	Poland — 2.2%
4,092	Asseco Poland	58,252
3,594	KGHM Polska Miedz	124,815
22,401	PGE	106,041
562	Powszechny Zaklad Ubezpieczen	79,758
46,957	Tauron Polska Energia	64,643
2,159	Warsaw Stock Exchange	24,858
		458,367
	Qatar — 0.3%
1,572	Industries Qatar	68,598

	Russia — 3.3%
5,900	CTC Media (NASDAQ)	65,490
13,280	Gazprom ADR	102,920
3,002	Globaltrans Investment GDR	41,938
1,722	LUKOIL ADR	102,390
2,200	Mobile Telesystems ADR	42,878
10,000	Rosneft Oil GDR	70,800
7,033	Severstal GDR	52,994
4,365	Sistema JSFC GDR	96,030
4,452	TMK OAO GDR	60,102
2,928	Uralkali GDR	63,537
		699,079
	South Africa — 11.4%
14,135	Advtech	9,729
29,329	African Bank Investments	43,255
2,276	Aspen Pharmacare Holdings	50,496
19,992	AVI	116,400
13,752	Coronation Fund Managers	91,568
4,424	EOH Holdings	26,457
5,521	Famous Brands	54,564
32,179	FirstRand	96,744
14,800	Gold Fields ADR	89,244
1,297	Hudaco Industries	12,128
5,836	JSE	47,685
1,953	Kumba Iron Ore	86,702
7,807	Lewis Group	46,072
42,357	Life Healthcare Group Holdings	154,564
6,760	Metair Investments	24,572
41,799	MMI Holdings	91,093
6,924	Mr Price Group	90,327
8,906	MTN Group	167,233
1,797	Oceana Group	17,614
14,861	PPC	43,684
7,310	Reunert	49,637
24,369	RMB Holdings	100,287
34,437	RMI Holdings	94,248
21,279	Sanlam	102,518
3,163	Sasol	145,728
9,339	Spar Group	108,645
3,951	Tiger Brands	123,350
11,122	Truworths International	94,281
9,979	Vodacom Group	118,053

Shares		Value $

17,373	Woolworths Holdings	118,444
		2,415,322
	South Korea — 10.8%
400	Able C&C	13,245
2,190	Bukwang Pharmaceutical	26,902
2,170	Daeduck Electronics	18,157
824	Daelim Industrial	65,279
864	Daihan Pharmaceutical	15,535
2,630	DGB Financial Group	39,447
567	DongKook Pharmaceutical	20,542
2,175	Dongsuh	55,661
646	Dongyang E&P	10,235
860	Eugene Technology	16,880
560	Global & Yuasa Battery	28,064
295	GS Home Shopping	65,175
2,820	Halla Visteon Climate Control	83,715
901	Hancom	14,356
96	Hankook Shell Oil	32,942
4,000	Hyundai Hy Communications & Networks	19,868
701	Hyundai Mobis	170,972
4,570	Industrial Bank of Korea	46,374
912	Innochips Technology	12,664
535	INTOPS	11,239
770	Jahwa Electronics	14,256
1,750	KB Financial Group	55,455
1,540	Korea United Pharm	19,465
420	Korea Zinc	107,110
1,011	Kortek	14,849
2,960	KT	95,907
3,110	KT&G	209,562
1,710	KT Skylife	48,480
300	Kukdo Chemical	13,940
540	Kunsul Chemical Industrial	11,584
211	KyungDong City Gas	15,908
2,730	Kyungnam Energy	15,188
895	LEENO Industrial	17,845
1,740	LG International	47,627
928	Loen Entertainment	11,606
377	MegaStudy	21,947
1,100	NICE Holdings	10,918
213	POSCO Chemtech	24,894
93	Samchully	10,389
164	Samsung Electronics	186,857
335	Samsung Electronics GDR	191,955
784	SBS Contents Hub	9,875
810	Seah Besteel	22,856
2,000	Shinhan Financial Group	72,991
317	Sindoh	18,341
482	SK Holdings	75,726
384	SK Telecom	75,369
562	Soulbrain	22,837
2,690	Tae Kyung Industrial	10,955
1,510	Whanin Pharmaceutical	16,936
5,400	Woori Finance Holdings	54,076
		2,292,956
	Taiwan — 13.8%
25,000	Accton Technology	14,465
10,000	Apex Biotechnology	24,311
3,000	AV Tech	8,904
11,000	Bioteque (1)	16,507
2,394	Capella Microsystems Taiwan	11,976
16,000	Catcher Technology (1)	69,365
13,000	China Steel Chemical	73,917
28,000	Chin-Poon Industrial	53,224
23,000	Chipbond Technology	50,776
3,000	Chong Hong Construction	12,456
3,000	Cleanaway	19,809
12,000	DA CIN Construction	11,365
34,000	Delta Electronics	164,974
8,000	Dynapack International Technology	22,650
5,000	E-LIFE MALL	11,555
17,000	Elite Material	15,364
56,000	Far EasTone Telecommunications	142,678
17,000	Faraday Technology	19,445
9,000	Farglory Land Development	16,357
16,640	Feng TAY Enterprise	33,683
27,000	First Insurance	16,928
6,000	Flytech Technology	23,010
26,000	G Shank Enterprise (1)	15,087
3,300	GeoVision	18,103
3,000	Global Mixed Mode Technology	8,014
9,000	Grape King Industrial	43,820
16,000	Great China Metal Industry	17,395
7,000	Holiday Entertainment	9,349
61,000	Hon Hai Precision Industry (1)	158,265
6,000	Hsin Yung Chien	15,667
7,000	Hu Lane Associate	19,235
10,000	IEI Integration (1)	11,905
5,000	Integrated Memory Logic (1)	11,722
3,000	King Slide Works	26,812
1,000	Largan Precision (1)	34,682
5,000	Lotes	13,156
8,000	Lumax International	17,528
11,000	Makalot Industrial	60,160
1,000	Merida Industry	6,670
9,000	Microlife (1)	24,551
9,000	Novatek Microelectronics	39,768
7,000	Pacific Hospital Supply	25,211
7,000	Phison Electronics	52,290

Shares		Value $

6,000	Polytronics Technology	11,065
102,000	Pou Chen	104,427
31,000	Powertech Technology	59,443
2,020	Poya	10,711
11,000	Prime Oil Chemical Service	10,968
18,540	Radiant Opto-Electronics	58,180
4,502	Raydium Semiconductor	13,362
5,000	Richtek Technology	20,342
8,000	Sercomm	10,298
21,000	Sigurd Microelectronics	17,893
12,000	Simplo Technology	52,824
4,000	Sinmag Equipment	16,941
7,000	Sirtec International	13,283
6,000	Sitronix Technology	7,023
5,000	Sporton International	15,240
3,000	St. Shine Optical	83,938
6,000	Syncmold Enterprise	10,585
7,000	Taiwan Chinsan Electronic Industrial	9,501
27,000	Taiwan Secom	60,867
52,000	Taiwan Semiconductor Manufacturing	177,747
10,300	Taiwan Semiconductor Manufacturing ADR	174,894
10,000	Taiwan Sogo Shin Kong SEC	11,872
12,720	Test Research	17,010
4,000	TPK Holding	47,021
21,000	Transcend Information	60,927
15,000	TXC	20,134
3,000	Ubright Optronics (1)	11,605
57,000	Unimicron Technology	52,369
57,000	Vanguard International Semiconductor	57,026
105	Vivotek	537
6,000	Well Shin Technology	10,865
4,000	Wowprime	55,025
5,000	Yulon Nissan Motor (1)	45,354
6,000	Yung Chi Paint & Varnish Manufacturing (1)	16,047
9,000	Yungshin Construction & Development	22,750
25,000	Yungtay Engineering	60,444
4,199	Zeng Hsing Industrial	19,744
18,000	Zinwell	15,607
		2,926,978
	Thailand — 3.2%
6,400	Bangkok Bank	41,917
188,100	Bangkok Chain Hospital	41,466
3,500	Banpu	25,831
45,700	BEC World	89,794
58,800	Delta Electronics Thai	84,067
35,100	Hana Microelectronics	22,764
230,900	Jasmine International	61,229
87,600	Land & Houses	28,267
42,400	MCOT	55,540
4,600	MCOT NVDR	6,026
6,900	PTT	72,968
17,000	PTT Exploration & Production	84,728
176,100	Thai Tap Water Supply	60,763
		675,360
	Turkey — 3.3%
43,884	Adana Cimento Sanayii Class C	13,827
6,748	Aksa Akrilik Kimya Sanayii	25,794
6,461	Aygaz	29,569
10,083	Bolu Cimento Sanayii	11,406
7,317	Dogus Otomotiv Servis ve Ticaret	41,575
9,619	Ipek Dogal Enerji Kaynaklari Ve Uretim (1)	19,229
5,225	Koza Altin Isletmeleri	72,061
14,993	Koza Anadolu Metal Madencilik Isletmeleri (1)	24,318
19,959	Soda Sanayii	23,403
12,650	Tekfen Holding	39,859
12,704	Tofas Turk Otomobil Fabrikasi	84,324
13,763	Torunlar Gayrimenkul Yatirim Ortakligi REIT	24,313
2,770	Tupras Turkiye Petrol Rafinerileri	59,236
19,662	Turk Telekomunikasyon	70,891
1,585	Turk Traktor ve Ziraat Makineleri	49,532
19,392	Turkcell Iletisim Hizmetleri (1)	113,190
		702,527
	United Kingdom — 0.7%
4,319	Anglo American	93,468
6,413	Polymetal International	63,071
		156,539
	TOTAL COMMON STOCK (Cost $19,172,410)	20,151,651

	PREFERRED STOCK — 2.3%
	Brazil — 2.3%
7,300	AES Tiete	72,573
6,900	Banco do Estado do Rio Grande do Sul	45,822
3,200	Bradespar	31,462
5,900	Cia Energetica de Sao Paulo	52,267
2,500	Cia Energetica do Ceara Class A	44,710
3,600	Eucatex Industria e Comercio	9,231
3,700	Metalurgica Gerdau Class A	29,842

Shares		Value $

13,100	Petroleo Brasileiro	93,828
8,500	Vale ADR Class B	104,635
	TOTAL PREFERRED STOCK (Cost $477,637)	484,370

	INVESTMENT COMPANY — 1.7%
	United States — 1.7%
9,343	iShares MSCI Emerging Markets ETF (Cost $361,342)	364,097
	TOTAL INVESTMENTS — 99.1% (Cost $20,011,389)*	21,000,118
	OTHER ASSETS LESS LIABILITIES — 0.9%	192,280
	NET ASSETS — 100%	$21,192,398

(1) Denotes non-income producing security.

* At July 31, 2013, the tax basis cost of the Fund’s investments was $20,011,389, and the unrealized appreciation and depreciation were $1,314,755 and $(326,026), respectively.

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2013, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	8/22/13	ZAR	8,234,100	USD	831,539	$(351)
Standard Bank	8/22/13	USD	510,376	INR	30,525,564	(11,466)
State Street Bank	8/15/13	TRY	627,100	USD	319,884	(3,063)
						$(14,880)

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

INR — Indian Rupee

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Security Dealers Automated Quotations

NVDR — Non Voting Depository Receipt

REIT — Real Estate Investment Trust

TRY — Turkish New Lira

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements
July 31, 2013 (unaudited)

The following is a summary of the inputs used as of July 31, 2013, in valuing the Schroder Funds’ investments carried at value:

Schroder U.S. Small and Mid Cap Opportunities Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities (1)
Common Stock (2)	$71,095,085	$—	$—	$71,095,085
Total Investments in Securities	$71,095,085	$—	$—	$71,095,085

Schroder Emerging Market Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities (1)
Common Stock (2)	$878,804,931	$—	$—	$878,804,931
Preferred Stock	28,248,995	—	—	28,248,995
Warrants	5,121,592	—	—	5,121,592
Rights	44,882	—	—	44,882
Total Investments in Securities	$912,220,400	$—	$—	$912,220,400

Schroder International Multi-Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities (1)
Common Stock (2)	$111,537,270	$—	$—	$111,537,270
Preferred Stock	608,711	—	—	608,711
Investment Company	229,958	—	—	229,958
Rights	1,774	400	—	2,174
Warrants	47	—	—	47
Total Investments in Securities	$112,377,760	$400	$—	$112,378,160

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures — Unrealized Appreciation	$6,690	$—	$—	$6,690
Forwards — Unrealized Appreciation	—	104,821	—	104,821
Forwards — Unrealized Depreciation	—	(53,591)	—	(53,591)
Total Other Financial Instruments	$6,690	$51,230	$—	$57,920

Schroder Total Return Fixed and Income Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities (1)
Corporate Obligations	$—	$40,145,266	$—	$40,145,266
U.S. Government Mortgage-Backed
Obligations	—	37,216,458	—	37,216,458
U.S. Treasury Obligations	—	29,775,613	—	29,775,613
Collateralized Mortgage Obligations	—	10,629,349	—	10,629,349
Asset-Backed Securities	—	4,010,136	—	4,010,136
Municipal Bonds	—	3,627,691	—	3,627,691
Sovereign Governments	—	1,560,858	—	1,560,858
Commercial Mortgage-Backed Obligations	—	1,334,439	—	1,334,439
Total Investments in Securities	$—	$128,299,810	$—	$128,299,810

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Purchased Options	$2,469	$—	$—	$2,469
Written Options	(1,235)	—	—	(1,235)
Futures — Unrealized Appreciation	—	231,319	—	231,319
Futures — Unrealized Depreciation	—	(344,319)	—	(344,319)
Forwards — Unrealized Appreciation	—	7,525	—	7,525
Forwards — Unrealized Depreciation	—	(166,288)	—	(166,288)
Total Other Financial Instruments	$1,234	$(271,763)	$—	$(270,529)

Schroder Absolute Return EMD and Currency Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities (1)
Foreign Government Bonds	$—	$71,283,433	$—	$71,283,433
U.S. Treasury Obligations	—	65,592,690	—	65,592,690
Convertible Bond	—	687,000	—	687,000
Total Investments in Securities	$—	$137,563,123	$—	$137,563,123

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forwards — Unrealized Appreciation	$—	$832,621	$—	$832,621
Forwards — Unrealized Depreciation	—	(1,109,214)	—	(1,109,214)
Total Other Financial Instruments	$—	$(276,593)	$—	$(276,593)

Schroder Emerging Markets Multi-Sector Bond Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities (1)
Foreign Government Bonds	$—	$12,532,768	$—	$12,532,768
Corporate Obligations	—	10,429,836	—	10,429,836
Convertible Bonds	—	1,935,525	—	1,935,525
Total Investments in Securities	$—	$24,898,129	$—	$24,898,129

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forwards — Unrealized Appreciation	$—	$15,739	$—	$15,739
Forwards — Unrealized Depreciation	—	(4,412)	—	(4,412)
Total Other Financial Instruments	$—	$11,327	$—	$11,327

Schroder Emerging Markets Multi-Cap Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities (1)
Common Stock (2)	$20,151,651	$—	$—	$20,151,651
Preferred Stock	484,370	—	—	484,370
Investment Company	364,097	—	—	364,097
Total Investments in Securities	$21,000,118	$—	$—	$21,000,118

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forwards — Unrealized Depreciation	$—	$(14,880)	$—	$(14,880)
Total Other Financial Instruments	$—	$(14,880)	$—	$(14,880)

(1)                There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)               All securities in this category are Level 1 securities except for securities fair valued at zero. For a detailed break-out by classification, please refer to the Schedule of Investments.

Item 2.  Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from May 1, 2013 through July 31, 2013 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 27, 2013

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: September 27, 2013

*     Print the name and title of each signing officer under his or her signature.